Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Jan. 31, 2011 Common Shares	Jan. 31, 2011 Special Common Shares	Jan. 31, 2011 Series A Common Shares
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	8-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 1,832,254,725
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Entity Common Stock, Shares Outstanding			49,896,807	47,539,163	6,509,968

Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Operations
Operating revenues	$ 4,986,829	$ 5,019,943	$ 5,091,388
Operating expenses
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,911,554	1,870,663	1,852,695
Selling, general and administrative expense	2,011,772	1,964,431	1,927,272
Depreciation, amortization and accretion expense	755,649	744,247	745,795
Loss on impairment of intangible assets		14,000	414,376
(Gain) loss on asset disposals, net	11,763	18,758	18,331
Total operating expenses	4,690,738	4,612,099	4,958,469
Operating income (loss)	296,091	407,844	132,919
Investment and other income (expense)
Equity in earnings of unconsolidated entities	98,074	90,732	89,812
Interest and dividend income	10,508	11,121	39,131
Interest expense	(116,810)	(126,209)	(139,304)
Gain on investments and financial instruments			31,595
Other, net	(2,089)	2,000	2,213
Total investment and other income (expense)	(10,317)	(22,356)	23,447
Income before income taxes	285,774	385,488	156,366
Income tax expense	95,188	135,539	35,883
Net income	190,586	249,949	120,483
Less: Net income attributable to noncontrolling interests, net of tax	(45,737)	(58,602)	(29,817)
Net income attributable to TDS shareholders	144,849	191,347	90,666
Preferred dividend requirement	(50)	(51)	(52)
Net income available to common	$ 144,799	$ 191,296	$ 90,614
Basic weighted average shares outstanding	105,111	109,339	115,817
Basic earnings per share attributable to TDS shareholders	$ 1.38	$ 1.75	$ 0.78
Diluted weighted average shares outstanding	105,506	109,577	116,255
Diluted earnings per share attributable to TDS shareholders	$ 1.37	$ 1.74	$ 0.78
Dividends per share	$ 0.45	$ 0.43	$ 0.41

Consolidated Statement Of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income	$ 190,586	$ 249,949	$ 120,483
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	755,649	744,247	745,795
Bad debts expense	83,098	115,989	83,004
Stock-based compensation expense	35,128	32,486	22,693
Deferred income taxes, net	76,391	36,014	(429,547)
Gain on investments and financial instruments, net			(31,595)
Equity in earnings of unconsolidated entities	(98,074)	(90,732)	(89,812)
Distributions from unconsolidated entities	100,845	91,587	92,335
Loss on impairment of intangible assets		14,000	414,376
(Gain) loss on asset disposals, net	11,763	18,758	18,331
Noncash interest expense	9,733	4,412	10,125
Excess tax benefit from stock awards	(117)	(25)	(1,966)
Other operating activities	500	(46)	(1,831)
Changes in assets and liabilities
Accounts receivable	(79,182)	(115,087)	(80,405)
Inventory	40,657	(34,566)	(17,123)
Accounts payable	(4,016)	29,646	6,804
Customer deposits and deferred revenues	6,478	(8,763)	6,777
Accrued taxes	(95,284)	61,630	(3,023)
Accrued interest	(7,680)	(2,009)	(4,221)
Other assets and liabilities	95,470	(44,896)	(12,308)
Cash flows from operating activities	1,121,945	1,102,594	848,892
Cash flows from investing activities
Additions to property, plant and equipment	(755,032)	(671,165)	(734,923)
Cash paid for acquisitions and licenses	(81,691)	(29,276)	(389,189)
Cash received from divestitures		50	6,838
Proceeds from disposition of investments			259,017
Cash paid to settle derivative liabilities			(17,404)
Cash paid for investments	(493,750)	(109,230)	(27,446)
Cash received from investments	106,255	23,660
Other investing activities	370	4,515	355
Cash flows from investing activities	(1,223,848)	(781,446)	(902,752)
Cash flows from financing activities
Borrowings from revolving credit facilities			100,000
Repayment of revolving credit facilities			(100,000)
Issuance of long-term debt	225,648
Repayment of long-term debt	(220,249)	(143,078)	(9,448)
Settlement of variable prepaid forward contracts			(47,357)
TDS Common Shares and Special Common Shares reissued for benefit plans, net of tax payments	309	819	1,409
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	509	(82)	(2,288)
Excess tax benefit from stock awards	117	25	1,966
Repurchase of TDS Common and Special Common Shares	(68,053)	(178,536)	(197,672)
Repurchase of U.S. Cellular Common Shares	(52,827)	(33,585)	(28,366)
Dividends paid	(47,202)	(46,798)	(47,320)
Payment of debt issuance costs	(12,533)	(10,079)
Distributions to noncontrolling interests	(19,630)	(17,533)	(16,769)
Payments to acquire additional interest in subsidiaries	(9,248)	(285)
Other financing activities	2,204	1,667	2,568
Cash flows from financing activities	(200,955)	(427,465)	(343,277)
Net decrease in cash and cash equivalents	(302,858)	(106,317)	(397,137)
Cash and cash equivalents
Beginning of period	670,992	777,309	1,174,446
End of period	$ 368,134	$ 670,992	$ 777,309

Consolidated Balance Sheet (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 368,134	$ 670,992
Short-term investments	402,882	113,275
Accounts receivable
Due from customers, less allowances of $28,859 and $30,422, respectively	378,976	384,470
Other, less allowances of $6,148 and $7,201, respectively	133,970	130,973
Inventory	116,330	156,987
Net deferred income tax asset	37,079	29,874
Prepaid expenses	76,935	94,336
Prepaid income taxes	64,985	3,718
Other current assets	17,384	63,046
Total current assets	1,596,675	1,647,671
Investments
Licenses	1,460,126	1,443,025
Goodwill	728,455	707,840
Other intangible assets, net of accumulated amortization of $119,555 and $108,944, respectively	30,810	26,589
Investments in unconsolidated entities	197,922	203,799
Long-term investments	102,185
Other investments	8,988	9,785
Total investments	2,528,486	2,391,038
Property, plant and equipment
In service and under construction	9,351,341	8,720,982
Less: Accumulated depreciation	5,833,557	5,253,615
Property, plant and equipment, net	3,517,784	3,467,367
Other assets and deferred charges	79,623	65,759
Total assets	7,722,568	7,571,835
Current liabilities
Current portion of long-term debt	1,711	2,509
Accounts payable	344,355	347,348
Customer deposits and deferred revenues	171,781	164,451
Accrued interest	4,308	12,227
Accrued taxes	46,110	61,381
Accrued compensation	99,020	93,524
Other current liabilities	144,938	117,081
Total current liabilities	812,223	798,521
Deferred liabilities and credits
Net deferred income tax liability	589,092	519,069
Other deferred liabilities and credits	354,798	329,939
Long-term debt	1,499,862	1,492,908
Commitments and contingencies
Noncontrolling interests with redemption features	855	727
TDS shareholders' equity
Series A Common, Special Common and Common Shares	1,270	1,270
Capital in excess of par value	2,107,929	2,088,807
Special Common and Common Treasury shares at cost:	(738,695)	(681,649)
Accumulated other comprehensive loss	(3,208)	(2,710)
Retained earnings	2,450,599	2,361,560
Total TDS shareholders' equity	3,817,895	3,767,278
Preferred shares	830	832
Noncontrolling interests	647,013	662,561
Total equity	4,465,738	4,430,671
Total liabilities and equity	7,722,568	7,571,835
Series A Common Shares
TDS shareholders' equity
Series A Common, Special Common and Common Shares	65	65
Special Common Shares
TDS shareholders' equity
Series A Common, Special Common and Common Shares	634	634
Common Shares
TDS shareholders' equity
Series A Common, Special Common and Common Shares	$ 571	$ 571

Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets
Due from customers, less allowances of $28,859 and $30,422, respectively	$ 28,859	$ 30,422
Other, less allowances of $6,148 and $7,201, respectively	6,148	7,201
Investments
Other intangible assets, net of accumulated amortization of $119,555 and $108,944, respectively	119,555	108,944
TDS shareholders' equity
Shares authorized	290,000	290,000
Shares issued	127,045	127,016
Shares outstanding	103,936	106,022
Par value per share	$ 0.01	$ 0.01
Par value	1,270	1,270
Treasury Shares	23,109	20,994
Series A Common Shares
TDS shareholders' equity
Shares authorized	25,000	25,000
Shares issued	6,510	6,492
Shares outstanding	6,510	6,492
Par value per share	$ 0.01	$ 0.01
Par value	65	65
Special Common Shares
TDS shareholders' equity
Shares authorized	165,000	165,000
Shares issued	63,442	63,442
Shares outstanding	47,531	49,725
Par value per share	$ 0.01	$ 0.01
Par value	634	634
Treasury Shares	15,911	13,717
Common Shares
TDS shareholders' equity
Shares authorized	100,000	100,000
Shares issued	57,093	57,082
Shares outstanding	49,895	49,805
Par value per share	$ 0.01	$ 0.01
Par value	$ 571	$ 571
Treasury Shares	7,198	7,277

Consolidated Statement of Changes in Equity (USD $) In Thousands		Total	Series A Common , Special Common and Common Shares	Capital in Excess of Par Value	Special Common and Common Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total TDS Shareholders' Equity	Preferred Shares	Noncontrolling Interests
Beginning balance at Dec. 31, 2007		$ 4,579,085	$ 1,268	$ 2,048,110	$ (325,467)	$ 515,043	$ 1,686,053	$ 3,925,007	$ 860	$ 653,218
Add (deduct)
Net income attributable to TDS shareholders		90,666					90,666	90,666
Net income attributable to noncontrolling interests classified as equity		25,963								25,963
Net change in marketable equity securities and equity method investments		(19,454)				(17,509)		(17,509)		(1,945)
Cumulative-effect adjustment related to fair value accounting (Note 3)						(502,677)	502,677
Changes related to retirement plan		(8,248)				(8,248)		(8,248)
Common, Special Common and Series A Common Shares dividends		(47,256)					(47,256)	(47,256)
Preferred dividend requirement		(52)					(52)	(52)
Repurchase of shares		(199,615)			(199,607)			(199,607)	(8)
Dividend reinvestment plan		1,757	2	1,755				1,757
Incentive and compensation plans		1,996		51	11,966		(10,021)	1,996
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(4,158)		8,690				8,690		(12,848)
Stock-based compensation awards	[1]	7,571		7,571				7,571
Tax windfall (shortfall) from stock awards	[2]	420		420				420
Distributions to noncontrolling interests		(16,769)								(16,769)
Other		183								183
Ending balance at Dec. 31, 2008		4,412,089	1,270	2,066,597	(513,108)	(13,391)	2,222,067	3,763,435	852	647,802
Add (deduct)
Net income attributable to TDS shareholders		191,347					191,347	191,347
Net income attributable to noncontrolling interests classified as equity		58,464								58,464
Net change in marketable equity securities and equity method investments		(302)				(302)		(302)
Changes related to retirement plan		10,983				10,983		10,983
Common, Special Common and Series A Common Shares dividends		(46,747)					(46,747)	(46,747)
Preferred dividend requirement		(51)					(51)	(51)
Repurchase of shares		(176,625)			(176,601)		(4)	(176,605)	(20)
Dividend reinvestment plan		1,530		1	1,243		286	1,530
Incentive and compensation plans		1,435		(44)	6,817		(5,338)	1,435
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(18,467)		7,705				7,705		(26,172)
Stock-based compensation awards	[1]	16,124		16,124				16,124
Tax windfall (shortfall) from stock awards	[2]	(1,576)		(1,576)				(1,576)
Distributions to noncontrolling interests		(17,533)								(17,533)
Ending balance at Dec. 31, 2009		4,430,671	1,270	2,088,807	(681,649)	(2,710)	2,361,560	3,767,278	832	662,561
Add (deduct)
Net income attributable to TDS shareholders		144,849					144,849	144,849
Net income attributable to noncontrolling interests classified as equity		45,644								45,644
Net change in marketable equity securities and equity method investments		84				84		84
Changes related to retirement plan		(582)				(582)		(582)
Common, Special Common and Series A Common Shares dividends		(47,152)					(47,152)	(47,152)
Preferred dividend requirement		(50)					(50)	(50)
Repurchase of shares		(68,056)			(68,053)		(1)	(68,054)	(2)
Dividend reinvestment plan		4,067		1,858	5,492		(3,283)	4,067
Incentive and compensation plans		742		551	5,515		(5,324)	742
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(41,699)		(137)				(137)		(41,562)
Stock-based compensation awards	[1]	17,084		17,084				17,084
Tax windfall (shortfall) from stock awards	[2]	(234)		(234)				(234)
Distributions to noncontrolling interests		(19,630)								(19,630)
Ending balance at Dec. 31, 2010		$ 4,465,738	$ 1,270	$ 2,107,929	$ (738,695)	$ (3,208)	$ 2,450,599	$ 3,817,895	$ 830	$ 647,013

[1]	Reflects TDS Corporate and TDS Telecom's current year stock-based compensation awards impact on Capital in excess of par value. U.S. Cellular’s amounts are included in Adjust investment in subsidiaries for repurchases, issuances and other compensation plans.
[2]	Reflects tax windfalls/(shortfalls) associated with the exercise of options and the vesting of restricted stock awards of TDS Common Shares and TDS Special Common Shares. U.S. Cellular’s tax windfalls/(shortfalls) associated with the exercise of options and vesting of restricted stock awards of U.S. Cellular are included in Adjust investment in subsidiaries for repurchases, issuances, and other compensation plans.

Consolidated Statement Of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Comprehensive Income
Net income	$ 190,586	$ 249,949	$ 120,483
Net change in accumulated other comprehensive income
Net change in marketable equity securities and equity method investments	84	(302)	(19,454)
Changes related to retirement plan	(582)	10,983	(8,248)
Comprehensive income	190,088	260,630	92,781
Less: Comprehensive income attributable to noncontrolling interests	(45,737)	(58,602)	(27,872)
Comprehensive income attributable to TDS shareholders	$ 144,351	$ 202,028	$ 64,909

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Summary of Significant Accounting Policies Disclosure

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

Nature of Operations

Telephone and Data Systems, Inc. (“TDS”) is a diversified telecommunications company providing high-quality telecommunications services in 36 states to approximately 6.1 million wireless customers and 1.1 million wireline equivalent access lines at December 31, 2010. TDS conducts substantially all of its wireless operations through its 83% owned subsidiary, United States Cellular Corporation (“U.S. Cellular”), and provides wireline services through its incumbent local exchange carrier (“ILEC”) and competitive local exchange carrier (“CLEC”) operations under its wholly owned subsidiary, TDS Telecommunications Corporation (“TDS Telecom”). TDS conducts printing and distribution services through its majority-owned subsidiary, Suttle-Straus, Inc. (“Suttle-Straus”), which represents a small portion of TDS' operations.

TDS has three reportable segments: (i) U.S. Cellular's wireless operations; (ii) TDS Telecom's ILEC wireline operations and (iii) TDS Telecom's CLEC wireline operations. TDS does not have any foreign operations. See Note 17—Business Segment Information, for summary financial information on each business segment.

Principles of Consolidation

The accounting policies of TDS conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of TDS, its majority-owned subsidiaries, general partnerships in which it has a majority partnership interest and variable interest entities (“VIEs”) in which TDS is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model.  Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change TDS' consolidated reporting entities.

Effective January 1, 2009, TDS adopted new required provisions under GAAP related to the accounting and reporting for noncontrolling interests.

Pursuant to this adoption, the following provisions were applied prospectively effective January 1, 2009:

  All earnings and losses of a subsidiary are attributed to the parent and the noncontrolling interest, even if the losses attributable to the noncontrolling interest result in a deficit noncontrolling interest balance. Previously, any losses exceeding the noncontrolling interest's investment in the subsidiary were attributed to the parent. This change did not have a significant impact on TDS' financial statements in 2010 or 2009.

  Once control of a subsidiary is obtained, changes in ownership interests in that subsidiary that do not result in a loss of control are accounted for as equity transactions. Previously, decreases in ownership interest in a subsidiary were accounted for as equity transactions, while increases in ownership interests in a subsidiary were accounted for as step acquisitions. Therefore, U.S. Cellular's repurchases of U.S. Cellular Common Shares in 2010 and 2009 were accounted for as equity transactions in TDS' financial statements, whereby the difference between the fair value of the consideration paid and the related carrying value of the noncontrolling interests was recorded as Capital in excess of par value in TDS' Consolidated Balance Sheet. Previously, these transactions had been recorded as step acquisitions in TDS' financial statements.

All material intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2010 financial statement presentation. These reclassifications did not affect consolidated net income attributable to TDS shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

Effective January 1, 2009, TDS adopted new required provisions under GAAP related to accounting for business combinations. Although the revised provisions still require that all business combinations are to be accounted for at fair value in accordance with the acquisition method, they require TDS to revise its application of the acquisition method in a number of significant aspects. Specifically, the new provisions require that transaction costs are to be expensed and that the acquirer must recognize 100% of the acquiree's assets and liabilities rather than a proportional share, for acquisitions of less than 100% of a business. In addition, the revised provisions eliminate the step acquisition model and provide that all business combinations, whether full, partial or step acquisitions, will result in all assets and liabilities of an acquired business being recorded at their fair values at the acquisition date.

During 2008, TDS applied the provisions of GAAP related to business combinations in effect during that period. Similar to the revised provisions, the previous provisions required the application of the acquisition method whereby business combinations were to be accounted for at fair value. However the previous provisions were different in a number of respects, including (but not limited to) the requirement that all direct and incremental costs relating to an acquisition be included in the acquisition costs, and the requirement that the acquirer only recognize its proportional share of the fair value of assets and liabilities acquired in a partial business acquisition.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for goodwill and indefinite-lived intangible assets, depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.

Outstanding checks totaled  $26.5 million and  $26.1 million at December 31, 2010 and 2009, respectively, and are classified as Accounts payable in the Consolidated Balance Sheet.

Short-Term and Long-Term Investments

As of December 31, 2010 and 2009, TDS had  $402.9 million and  $113.3 million in Short-term investments and  $102.2 million and  $0 in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, TDS' objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 3—Fair Value Measurements in the Notes to Consolidated Financial Statements for additional details on Short-term and Long-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

U.S. Cellular's accounts receivable primarily consist of amounts owed by customers pursuant to service contracts and for equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

TDS Telecom's accounts receivable primarily consist of amounts owed by customers for services provided, by connecting companies for carrying interstate and intrastate long-distance traffic on its network, and by interstate and intrastate revenue pools that distribute access charges.

The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. TDS does not have any off-balance sheet credit exposure related to its customers.

The changes in the allowance for doubtful accounts during the years ended December 31, 2010, 2009 and 2008 were as follows:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Beginning Balance	$37,623	$19,202	$21,929
Additions, net of recoveries	83,098	115,989	83,004
Deductions	(85,714)	(97,568)	(85,731)
Ending Balance	$35,007	$37,623	$19,202

Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value. TDS Telecom's materials and supplies are stated at average cost.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable.

In addition, on January 1, 2008, TDS elected provisions under GAAP that permit companies to choose to measure various financial instruments and certain other items at fair value. At the date the option is elected, entities are required to record a cumulative-effect adjustment to beginning retained earnings. In subsequent periods, for those instruments in which the fair value option is elected, unrealized gains and losses are recorded in the Consolidated Statement of Operations. On January 1, 2008, TDS elected these provisions for its investment in Deutsche Telekom Ordinary Shares, and also for the “collar” portions of the variable prepaid forward contracts (“forward contracts”) related to such Deutsche Telekom Ordinary Shares. TDS elected to do this for these items in order to better align the financial statement presentation of the unrealized gains and losses attributable to these items with their underlying economics. The forward contracts were settled and the Deutsche Telekom Ordinary Shares were disposed of in 2008.

Derivative Financial Instruments

TDS has in the past used derivative financial instruments in the form of forward contracts to reduce risks related to fluctuations in market prices of marketable equity securities. TDS did not hold or issue derivative financial instruments for trading purposes. During 2008, TDS had forward contracts in place with respect to the Deutsche Telekom Ordinary Shares it held, hedging the market price risk with respect to the contracted securities. These forward contracts settled in 2008. The downside market risk was hedged at or above the accounting cost basis of the securities.

See Note 3—Fair Value Measurements for more information.

Licenses

Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses. Prior to a change in the application of required GAAP in 2009, TDS had also allocated amounts to Licenses in conjunction with step acquisitions related to U.S. Cellular's repurchase of U.S. Cellular Common Shares.

TDS has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization, based on the following factors:

  Radio spectrum is not a depleting asset.

  The ability to use radio spectrum is not limited to any one technology.

  U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.

  U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular's license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted.

Goodwill

TDS has goodwill as a result of its acquisitions of wireless markets, the acquisition of operating telephone companies and, prior to 2009, step acquisitions related to U.S. Cellular's repurchase of its common shares. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired.

The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Prior to 2009, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill as of April 1 of each year. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, U.S. Cellular performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. Effective April 1, 2009, U.S. Cellular adopted a new accounting policy whereby its annual impairment review of goodwill and indefinite-lived intangible assets will be performed as of November 1 instead of the second quarter of each year.  The change in the annual goodwill and indefinite-lived intangible asset impairment testing date was made to better align the annual impairment test with the timing of U.S. Cellular's annual strategic planning process, which allows for a better estimate of the future cash flows used in discounted cash flow models to test for impairment.  This change in accounting policy did not delay, accelerate or avoid an impairment charge.

U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of impairment testing of goodwill in 2010 and 2009, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas. U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its annual impairment testing of licenses as of November 1, 2010 and 2009, U.S. Cellular combined its FCC licenses into eighteen units of accounting. Of these, thirteen of such eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The five units of accounting for which licenses are being utilized are referred to as “built licenses” and the thirteen units of accounting for which licenses are not being utilized are referred to as “unbuilt licenses.”

For purposes of impairment testing of goodwill, U.S. Cellular prepares valuations of each of the five reporting units. A discounted cash flow approach was used to value each reporting unit, using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated future cash flows, projected capital expenditures and the terminal growth rate.

In 2009, U.S. Cellular changed its method of estimating the fair value of built licenses for purposes of impairment testing from the multiple period excess cash flow method (“MPECF method”) to the build-out method. U.S. Cellular elected to make this change as the build-out method is a more widely used and accepted valuation method in estimating the fair value of licenses for purposes of impairment testing in the wireless industry. U.S. Cellular does not believe the build-out method yields a significantly different estimate of the fair value of licenses than the MPECF method.

The MPECF method estimated the fair value of the units of accounting by measuring the future cash flows of the license groups, reduced by charges for contributory assets such as working capital, trademarks, existing subscribers, fixed assets and assembled workforce to arrive at the economic margin. A contributory asset charge for goodwill was subtracted from the economic margin to arrive at the after-tax excess cash flows applicable to the licenses.

The build-out method estimates the value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assumes that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, workforce and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

As a result of updated guidance promulgated by the FASB effective January 1, 2009, TDS did not record any amounts to licenses and goodwill as a result of U.S. Cellular's purchases of U.S. Cellular Common Shares as step acquisitions using purchase accounting after 2008. Prior to January 1, 2009, TDS had recorded amounts as licenses and goodwill as a result of accounting for U.S. Cellular's purchases of U.S. Cellular Common Shares as step acquisitions using purchase accounting. TDS' ownership percentage of U.S. Cellular increased upon these U.S. Cellular share repurchases. The purchase price in excess of the fair value of the net assets acquired was allocated principally to licenses and goodwill. For impairment testing purposes, the additional TDS licenses and goodwill amounts are allocated to the same reporting units and units of accounting used by U.S. Cellular. Consequently, U.S. Cellular's license and goodwill balances reported on a stand-alone basis do not match the TDS consolidated licenses and goodwill balances for U.S. Cellular, and impairment losses recognized by TDS related to U.S. Cellular licenses and goodwill may exceed those recognized by U.S. Cellular.

TDS Telecom has recorded goodwill as a result of the acquisition of operating telephone companies and other service businesses and has assigned this goodwill to its ILEC reporting unit. For the purposes of impairment testing, the publicly-traded guideline company method and the recent transaction method were utilized. The publicly-traded guideline company method develops an indication of value by calculating market pricing multiples for selected publicly-traded companies. The recent transaction method calculates market pricing multiples based upon recent actual acquisitions of similar businesses. In both methods, the developed multiples are applied to the appropriate financial measure of TDS Telecom's ILEC reporting unit to determine the reporting unit's fair value.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest. TDS follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which TDS' ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies, and for investments for which TDS does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, TDS records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, TDS records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to Cost of services and products or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to Loss on asset disposals, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation

TDS provides for depreciation using the straight-line method over the estimated useful life of the assets. TDS depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms.

Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular and TDS Telecom did not materially change the useful lives of their property, plant and equipment in 2010, 2009 or 2008.

Impairment of Long-lived Assets

TDS reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2010 and 2009, U.S. Cellular had accrued  $71.3 million and  $55.2 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges primarily represent legal and other charges related to various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2010 and 2009 are shown net of accumulated amortization of  $26.0 million and  $23.0 million, respectively.

Asset Retirement Obligations

TDS accounts for asset retirement obligations by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, TDS records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares

Common Shares and Special Common Shares repurchased by TDS are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of TDS' stock-based compensation programs. When treasury shares are reissued, TDS determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Capital in excess of par value or Retained earnings.

Revenue Recognition

U.S. Cellular

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular is required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. U.S. Cellular made this election due to certain new service offerings (Belief Plans) with multiple elements that were introduced in the fourth quarter of 2010. These new service offerings may include a combination of the following elements which are considered separate units of accounting under ASU 2009-13: wireless service (voice, messaging and data), wireless devices, phone replacement of such wireless handsets, and loyalty reward points that may be redeemed by customers for wireless products and services in future periods. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its new service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is deferred and recognized at the time the customer redeems loyalty reward points. U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. As such, 100% of the value of the loyalty reward points is deferred until redeemed.

The introduction of these new service offerings in conjunction with the adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2010,  $7.1 million of revenue was deferred related to loyalty reward points outstanding as of this date. This amount was recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

TDS Telecom

Revenue from wireline operations consist primarily of charges for:

  The provision of local telephone exchange service;
  Compensation for carrying interstate and intrastate long-distance voice and data traffic on TDS Telecom's local telephone networks, including compensation from Universal Service Funds;
  Leasing, selling, installing and maintaining customer premise equipment;
  Providing broadband services;
  Providing hosted voice over internet protocol (“VoIP”) solutions and other hosted services to business;
  Reselling long-distance services;
  Providing Hosted and Managed services; and
  Selling digital broadcast satellite service.

Revenues are recognized as services are rendered. Activation fees charged are deferred and recognized over the average customer's service period.

TDS Telecom offers some products and services that are provided by third-party vendors, primarily satellite television service. TDS records satellite television service revenue on a net basis.

TDS Telecom offers discounts and incentives to customers who receive certain groupings of products and services (bundled arrangements).  These discounts are recognized concurrently with the associated revenue and are allocated to the various products and services in the bundled offering based on their relative selling prices.

Discounts and cash incentives offered by TDS Telecom that are given directly to customers are recorded in the financial statements as a reduction of Operating revenues.

TDS Telecom's ILECs participate in revenue pools with other telephone companies for interstate revenue and for certain intrastate revenue. Such pools are funded by long distance revenue and/or access charges within state jurisdictions and by access charges in the interstate market. Revenues earned through the various pooling processes are recorded based on estimates following the National Exchange Carrier Association's rules as approved by the FCC.

Amounts Collected from Customers and Remitted to Governmental Authorities

TDS records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and TDS merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon TDS, then amounts collected from customers as recovery of the tax are recorded in Operating revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled  $154.0 million,  $124.3 million and  $156.5 million for 2010, 2009 and 2008, respectively.

Advertising Costs

TDS expenses advertising costs as incurred. Advertising costs totaled  $273.0 million,  $265.2 million and  $286.2 million in 2010, 2009 and 2008, respectively.

Income Taxes

TDS files a consolidated federal income tax return. Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. TDS evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

TDS has established long-term incentive plans, employee stock purchase plans, dividend reinvestment plans, and a non-employee director compensation plan which are described more fully in Note 16—Stock-based Compensation. These plans are considered compensatory plans; therefore, recognition of compensation costs for grants made under these plans is required. The dividend reinvestment plan of TDS is not considered a compensatory plan, therefore recognition of compensation costs for grants made under this plan is not required.

TDS values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that are ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. TDS believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of TDS' common stock over a period commensurate with the expected life. The dividend yield assumption is equal to the dividends declared in the most recent year as a percentage of the share price on the date of grant. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Operating Leases

TDS is a party to various lease agreements for office space, retail sites, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. TDS accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

In October 2009, the FASB issued Accounting Standards Update No. 2009-14, Certain Revenue Arrangements that include Software Elements (“ASU 2009-14”). ASU 2009-14 amends accounting and reporting guidance for revenue arrangements involving both tangible products and software that is “more than incidental to the tangible product as a whole.”  ASU 2009-14 is effective for TDS on January 1, 2011. TDS does not anticipate that this pronouncement will have a significant impact on its financial position or results of operations.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Noncontrolling Interests

NOTE 2 NONCONTROLLING INTERESTS

Impact of Changes in TDS Ownership

The following schedule discloses the effects of net income attributable to TDS shareholders and changes in TDS' ownership interest in U.S. Cellular on TDS' equity for 2010, 2009 and 2008:

Year Ended December 31,	2010	2009	2008 (1)

(Dollars in thousands)
Net income attributable to TDS shareholders	$144,849	$191,347	$90,666
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from
U.S. Cellular's issuance of U.S. Cellular shares	(7,180)	(4,709)	(11,179)
Change in TDS' Capital in excess of par value from
U.S. Cellular's repurchase of U.S. Cellular shares	(2,964)	182	—
Purchase of ownership in subsidiary from noncontrolling interest	(3,510)	(105)	—
Net transfers (to) from noncontrolling interests	(13,654)	(4,632)	(11,179)
Change from net income attributable to TDS shareholders and
transfers (to) from noncontrolling interests	$131,195	$186,715	$79,487

  During 2008, U.S. Cellular repurchased U.S. Cellular Common Shares and purchased noncontrolling interests in consolidated subsidiaries. TDS accounted for these transactions as step acquisitions, pursuant to GAAP in effect at that time. The amounts recorded in these transactions are reflected in the changes in the balances of Licenses, Goodwill and Customer lists.

Mandatorily Redeemable Noncontrolling Interests in Finite-Lived Subsidiaries

Under GAAP, certain noncontrolling interests in consolidated entities with finite lives may meet the definition of mandatorily redeemable financial instruments. TDS' consolidated financial statements include certain noncontrolling interests that meet the definition of mandatorily redeemable financial instruments. These mandatorily redeemable noncontrolling interests represent interests held by third parties in consolidated partnerships and limited liability companies (“LLCs”), where the terms of the underlying partnership or LLC agreement provide for a defined termination date at which time the assets of the subsidiary are to be sold, the liabilities are to be extinguished and the remaining net proceeds are to be distributed to the noncontrolling interest holders and TDS in accordance with the respective partnership and LLC agreements. The termination dates of these mandatorily redeemable noncontrolling interests range from 2085 to 2107.

The settlement value of TDS' mandatorily redeemable noncontrolling interests in finite-lived subsidiaries is estimated to be  $165.9 million at December 31, 2010. This amount represents the estimate of cash that would be due and payable to settle these noncontrolling interests assuming an orderly liquidation of the finite-lived consolidated partnerships and LLCs on December 31, 2010, net of estimated liquidation costs. This amount excludes redemption amounts recorded in Noncontrolling interests with redemption features in the Consolidated Balance Sheet. TDS currently has no plans or intentions relating to the liquidation of any of the related partnerships or LLCs prior to their scheduled termination dates. The corresponding carrying value of the mandatorily redeemable noncontrolling interests in finite-lived consolidated partnerships and LLCs at December 31, 2010 is  $54.1 million, and is included in Noncontrolling interests in the Consolidated Balance Sheet. The excess of the aggregate settlement value over the aggregate carrying value of these mandatorily redeemable noncontrolling interests is primarily due to the unrecognized appreciation of the noncontrolling interest holders' share of the underlying net assets in the consolidated partnerships and LLCs. Neither the noncontrolling interest holders' share, nor TDS' share, of the appreciation of the underlying net assets of these subsidiaries is reflected in the consolidated financial statements. The estimate of settlement value was based on certain factors and assumptions which are subjective in nature. Changes in those factors and assumptions could result in a materially larger or smaller settlement amount.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Fair Value Measurements

NOTE 3 FAIR VALUE MEASUREMENTS

As of December 31, 2010 and 2009, TDS did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	December 31,		December 31,
	2010		2009
	Book Value	Fair Value	Book Value	Fair Value

(Dollars in thousands)
Cash and cash equivalents	$368,134	$368,134	$670,992	$670,992
Short-term investments (1)(2)
Certificates of deposit	97,270	97,270	113,275	113,275
Government-backed securities (3)	305,612	305,612	—	—
Long-term investments (1)(4)
Government-backed securities (3)	102,185	102,325	—	—
Long-term debt (5)	1,495,461	1,482,181	1,488,196	1,461,976

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
  Maturities are less than twelve months from the respective balance sheet dates.
  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.
  Maturities range between 14 and 24 months from the balance sheet date.
  Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of long-term debt, excluding capital lease obligations and the current portion of such long-term debt, was estimated using market prices for TDS' 7.6% Series A notes, 6.875% senior notes and 6.625% senior notes, and U.S. Cellular's 7.5% senior notes, and discounted cash flow analysis for remaining debt.

As of December 31, 2009, TDS had certain Licenses recorded at fair value in its Consolidated Balance Sheet as a result of impairment losses recognized at or proximate to December 31, 2009. For Licenses recorded at fair value, the following table provides information regarding their classification in the fair value hierarchy:

		Fair Value Measurements Using
Description	December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (Losses) (1)
(Dollars in thousands)
Licenses recorded at fair value	$57,000	$—	$—	$57,000	$(14,000)

  These losses represent the excess carrying value of the Licenses over their estimated fair values at November 1, 2009, the impairment testing date in the fourth quarter of 2009. Such amount is recorded as Loss on impairment of intangible assets in the Consolidated Statement of Operations.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for information regarding the methods and assumptions used to estimate the fair values for Licenses and a description of the levels in the fair value hierarchy.

As of December 31, 2010 and 2009, TDS did not own either marketable equity securities or variable prepaid forward contracts.

On January 1, 2008, TDS elected to measure, as permitted by GAAP, its Deutsche Telekom Ordinary Shares and related forward contracts at fair value in its Consolidated Balance Sheet, and recognize future changes in fair value in its Consolidated Statement of Operations.  As a result of this election, TDS recorded an adjustment to increase January 1, 2008 beginning retained earnings by  $502.7 million, net of  $291.2 million of income taxes.  This amount reflects an unrealized gain attributable to the Deutsche Telekom Ordinary Shares of  $647.3 million, net of income taxes of  $374.9 million, offset by an unrealized loss on the related forward contracts of  $144.6 million, net of income taxes of  $83.7 million.  The unrealized loss on the forward contracts was attributable to the periods from inception to June 2003.  During such periods the forward contracts qualified as cash flow hedges and the changes in the fair value were recorded as a component of Accumulated other comprehensive income. There were no tax accounting implications to the Consolidated Balance Sheet or Statement of Operations upon this election other than to reclassify the related tax effects from Accumulated other comprehensive income to beginning Retained earnings, as mentioned above.

In 2008, the forward contracts related to 85,969,689 Deutsche Telekom Ordinary Shares were settled through a combination of delivery of 73,462,167 Deutsche Telekom Ordinary Shares relating to the forward contracts and cash payments. TDS sold the remaining 12,507,522 Deutsche Telekom Ordinary Shares and realized cash proceeds of  $226.6 million from the sale. This amount was offset by  $17.4 million and  $47.4 million of cash payments paid to settle the collar (derivative liability) and debt portions of certain variable prepaid forward contracts, respectively, for which cash was delivered upon settlement.

Prior to August 7, 2008, TDS and its subsidiaries held 719,396 common shares of Rural Cellular Corporation (“RCC”). On August 7, 2008, RCC was acquired by Verizon Wireless, with shareholders of RCC receiving cash of  $45 per share in exchange for each RCC share owned. As a result of this exchange, TDS received total cash proceeds of  $32.4 million and recognized a pre-tax gain of  $31.7 million in August 2008.

The following table details the Gain on investments and financial instruments included in the Consolidated Statement of Operations during 2008:

Year Ended December 31,	2008
(Dollars in thousands)

Gains (losses) on marketable equity securities and derivative instruments

Deutsche Telekom:
(Decrease) in the fair value of securities (asset)	$(294,827)
Decrease in the fair value of the embedded collars in the variable prepaid forward contracts (liability)	295,389
562
Rural Cellular Corporation:
Gain on disposition of securities	31,724

Other gains (losses)	(691)
$31,595

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Income Taxes

NOTE 4 INCOME TAXES

TDS' Prepaid income taxes were  $65.0 million and  $3.7 million at December 31, 2010 and 2009, respectively. At December 31, 2010, Prepaid income taxes included prepaid federal income taxes of  $56.1 million and prepaid state income taxes of  $8.9 million. At December 31, 2009, Prepaid income taxes included prepaid state income taxes of  $3.7 million, and Accrued taxes included  $4.8 million of accrued federal income taxes. The timing of the enactment of federal bonus depreciation provisions in 2010 caused a significant increase in prepaid federal income taxes at December 31, 2010.

Income tax expense is summarized as follows:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Current
Federal	$24,329	$92,303	$445,756
State	(5,532)	7,222	18,041
Foreign	—	—	1,633
Deferred
Federal	67,466	28,451	(386,769)
State	8,925	7,563	(42,778)
	$95,188	$135,539	$35,883

A reconciliation of TDS' income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS' effective income tax expense rate, is as follows:

Year Ended December 31,	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$100.0	35.0%	$134.9	35.0%	$54.7	35.0%
State income taxes, net of federal benefit (1)	2.7	1.0	5.8	1.5	(9.9)	(6.4)
Effect of noncontrolling interests	(4.0)	(1.4)	(4.0)	(1.0)	(5.1)	(3.3)
Effect of gains (losses) on investments, sales of assets and impairment of assets	—	—	—	—	(3.8)	(2.4)
Other differences, net	(3.5)	(1.3)	(1.2)	(0.3)	—	—
Total income tax expense and rate	$95.2	33.3%	$135.5	35.2%	$35.9	22.9%

  State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.

The foreign tax incurred in 2008 related to the dividend received from Deutsche Telekom.

TDS' net current deferred income tax asset totaled  $37.1 million and  $29.9 million at December 31, 2010 and 2009, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

TDS' noncurrent deferred income tax assets and liabilities at December 31, 2010 and 2009 and the temporary differences that gave rise to them were as follows:

Year Ended December 31,	2010	2009
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$80,109	$73,894
Stock-based compensation	40,777	34,587
Other	63,016	57,162
	183,902	165,643
Less valuation allowance	(69,579)	(62,856)
Total noncurrent deferred tax assets	114,323	102,787
Noncurrent deferred tax liabilities
Property, plant and equipment	426,305	381,265
Partnership investments	74,634	63,719
Licenses	194,943	168,845
Other	7,533	8,027
Total noncurrent deferred tax liabilities	703,415	621,856
Net noncurrent deferred income tax liability	$589,092	$519,069

At December 31, 2010, TDS and certain subsidiaries had  $1,378.7 million of state NOL carryforwards (generating a  $74.2 million deferred tax asset) available to offset future taxable income primarily of the individual subsidiaries that generated the losses. The state NOL carryforwards expire between 2011 and 2030. Certain subsidiaries had federal NOL carryforwards (generating a  $5.9 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards expire between 2011 and 2030. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

At December 31, 2010 and 2009, TDS had  $34.0 million and  $45.0 million, respectively, in unrecognized tax benefits. If these benefits were recognized, they would have reduced income tax expense in 2010 and 2009 by  $22.2 million and  $27.7 million, respectively, net of the federal benefit from state income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
(Dollars in thousands)
Balance at January 1,	$45,034	$39,234	$42,129
Additions for tax positions of current year	5,271	5,349	6,687
Additions for tax positions of prior years	179	4,362	4,701
Reductions for tax positions of prior years	(3,517)	(3,855)	(11,237)
Reductions for settlements of tax positions	(12,549)	—	(2,884)
Reductions for lapses in statutes of limitations	(416)	(56)	(162)
Balance at December 31,	$34,002	$45,034	$39,234

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.

As of December 31, 2010, TDS believes it is reasonably possible that unrecognized tax benefits could decrease by approximately  $7.0 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and the expiration of statutes of limitation.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The amounts charged to income tax expense related to interest and penalties totaled  $1.8 million,  $2.9 million and  $4.5 million in 2010, 2009 and 2008, respectively. Net accrued interest and penalties were  $18.2 million and  $16.8 million at December 31, 2010 and 2009, respectively.

TDS and its subsidiaries file federal and state income tax returns. In conjunction with an Internal Revenue Service (“IRS”) audit of the TDS consolidated group's federal income tax returns for the tax years 2002 through 2005, TDS made a  $38 million deposit with the IRS in 2009 related to an initial proposed assessment made by the IRS related to a specific tax position.  The purpose of the deposit was to eliminate any potential interest expense subsequent to the deposit.  The IRS subsequently conceded the specific tax position, and after closure of the IRS audit for the tax years 2002 through 2005, the IRS returned this  $38 million deposit to TDS in 2010. TDS remains subject to federal income tax audits for the tax years after 2007.

Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Variable Interest Entities

NOTE 5 VARIABLE INTEREST ENTITIES (VIEs)

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services.  U.S. Cellular, TDS' subsidiary, participated in spectrum auctions indirectly through its interests in Aquinas Wireless L.P. (“Aquinas Wireless”), King Street Wireless L.P. (“King Street Wireless”), Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

Consolidated VIEs

As of December 31, 2010, TDS consolidates the following VIEs under GAAP:

  Aquinas Wireless;
  King Street Wireless and King Street Wireless, Inc., the general partner of King Street Wireless;
  Barat Wireless and Barat Wireless, Inc., the general partner of Barat Wireless; and
  Carroll Wireless and Carroll PCS, Inc., the general partner of Carroll Wireless.

TDS holds a variable interest in the entities listed above. It has made capital contributions and/or advances to these entities. The power to direct the activities of the VIEs that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a TDS subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, TDS has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that TDS is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

Following is a summary of the capital contributions and advances made to each entity by TDS as of December 31, 2010. The amounts shown in the table below exclude funds provided to these entities solely from the shareholder of the general partner.

(Dollars in thousands)
Aquinas Wireless	$2,132
King Street Wireless & King Street Wireless, Inc.	300,904
Barat Wireless & Barat Wireless, Inc.	127,685
Carroll Wireless & Carroll PCS, Inc.	131,294
$562,015

The following table presents the classification of the consolidated VIEs' assets and liabilities in TDS' Consolidated Balance Sheet.

December 31,	2010	2009
(Dollars in thousands)
Assets
Cash	$1,673	$679
Other current assets	323	393
Licenses	487,962	487,962
Property, plant and equipment	1,548	440
Total assets	$491,506	$489,474

Liabilities
Customer deposits and deferred revenues	$95	$70
Total liabilities	$95	$70

Other Related Matters

TDS may agree to make additional capital contributions and/or advances to the VIEs discussed above and/or to their general partners to provide additional funding for the development of licenses granted in the various auctions.  TDS may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that TDS will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner's put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively. The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares. Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular. If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement. In accordance with requirements under GAAP, TDS is required to calculate a theoretical redemption value for all of the puts assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted. Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans (and accrued interest thereon) made by U.S. Cellular to the general partners, is recorded as Noncontrolling interests with redemption features in TDS' Consolidated Balance Sheet. Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in TDS' Consolidated Statements of Operations.

These VIEs are in the process of developing Long-Term Evolution (“LTE”) deployment plans. These entities were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in TDS' Annual Report on Form 10-K.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Earnings per Share

NOTE 6 EARNINGS PER SHARE

Basic earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares, both adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing earnings per share and the effects of potentially dilutive securities on income and the weighted average number of Common, Special Common and Series A Common Shares are as follows:

Year Ended December 31,	2010	2009	2008
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders
Net income available to common shareholders
of TDS used in basic earnings per share	$144,799	$191,296	$90,614

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(512)	(442)	(100)
Preferred dividend adjustment (2)	49	49	—
Net income available to common shareholders of TDS
used in diluted earnings per share	$144,336	$190,903	$90,514

Weighted average number of shares used in
basic earnings per share
Common Shares	49,885	51,168	53,028
Special Common Shares	48,723	51,698	56,339
Series A Common Shares	6,503	6,473	6,450
Total	105,111	109,339	115,817

Effects of dilutive securities:
Stock options	149	50	335
Restricted stock units	198	144	103
Preferred shares	48	44	—
Weighted average number of shares used in
diluted earnings per share	105,506	109,577	116,255

Basic earnings per share attributable to TDS shareholders	$1.38	$1.75	$0.78

Diluted earnings per share attributable to TDS shareholders	$1.37	$1.74	$0.78

(1)       The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.

(2)       The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Certain Common Shares and Special Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of convertible preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares and Special Common Shares excluded is shown in the table below.

(Shares in thousands)	2010	2009	2008

Stock options
Common Shares	559	813	336
Special Common Shares	3,849	4,238	1,830

Restricted stock units
Special Common Shares	88	108	52

Convertible preferred shares
Common Shares	—	—	49

Acquisitions Divestures And Exchanges	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Acquisitions, Divestures and Exchanges

NOTE 7 ACQUISITIONS, DIVESTITURES AND EXCHANGES

TDS assesses its existing wireless and wireline interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, TDS reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum; and telecommunications companies and related service businesses. In addition, TDS may seek to divest outright or include in exchanges for other interests those interests that are not strategic to its long-term success.

TDS' acquisitions in 2010, 2009 and 2008 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Intangible assets subject to amortization	Net tangible assets (liabilities)
(Dollars in thousands)
2010
U.S. Cellular
Licenses	$17,101	$—	$17,101	$—	$—

TDS Telecom ILEC
Businesses (3)	65,709	15,156	—	14,832	35,721
Total	$82,810	$15,156	$17,101	$14,832	$35,721

2009
U.S. Cellular
Licenses	$15,750	$—	$15,750	$—	$—

TDS Telecom ILEC
Businesses	10,855	289	—	3,610	6,956
Other	14	14	—	—	—
Total	$26,619	$303	$15,750	$3,610	$6,956

2008
U.S. Cellular
FCC Auction 73 licenses (4)	$300,479	$—	$300,479	$—	$—
Other licenses	32,340	—	32,340	—	—
Businesses	9,152	2,963	4,803	1,045	341

TDS Telecom ILEC
Businesses	61,199	22,206	—	14,299	24,694
Other	121	121	—	—	—
Total	$403,291	$25,290	$337,622	$15,344	$25,035

(1)       Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)         $9.8 million and  $1.6 million of the goodwill was amortizable for income tax purposes in 2010 and 2008, respectively. No transactions resulted in amortizable goodwill for income tax purposes in 2009.

(3)       TDS executed two separate business acquisitions in 2010. Both businesses are managed services companies that provide colocation, dedicated hosting, Internet and virtual computing services to small and medium-sized companies. These businesses are included in TDS Telecom's ILEC segment.

(4)        King Street Wireless L.P., an entity in which a subsidiary of U.S. Cellular is a limited partner, made these payments. U.S. Cellular loaned these funds to the partnership and the general partner and made direct capital investments to fund the auction payment.

Licenses And Goodwill	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Goodwill and Intangible Assets Disclosure

NOTE 8 LICENSES AND GOODWILL

Changes in TDS' licenses and goodwill are presented below. See Note 7—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses

	U.S.	TDS
	Cellular (1)	Telecom - CLEC	Total
(Dollars in thousands)

Balance December 31, 2009	$1,440,225	$2,800	$1,443,025
Acquisitions	17,101	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$1,460,126

Balance December 31, 2008	$1,438,640	$2,800	$1,441,440
Acquisitions	15,750	—	15,750
Impairment	(14,000)	—	(14,000)
Other	(165)	—	(165)
Balance December 31, 2009	$1,440,225	$2,800	$1,443,025

Goodwill

	U.S.	TDS
	Cellular (1)	Telecom (2)	Other (3)	Total
(Dollars in thousands)

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (4)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

Assigned value at time of acquisition	$616,764	$449,853	$3,802	$1,070,419
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2008	282,864	420,413	3,802	707,079
Acquisitions	—	303	—	303
Other	458	—	—	458
Balance December 31, 2009	$283,322	$420,716	$3,802	$707,840

(1)       Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

(2)       The entire goodwill balance of  $29.4 million at the TDS Telecom CLEC business segment was impaired in 2004. The remaining goodwill balance at TDS Telecom is attributed to the ILEC business segment.

(3)       Other consists of “Non-reportable segment” and Corporate investments.

(4)       Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

2010 Impairment Assessment

In 2010, TDS completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill or licenses.

2009 Impairment Assessment

In 2009, TDS completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill and an impairment loss of  $14.0 million on licenses. The entire impairment loss relates to licenses in developed operating markets (built licenses).

2008 Impairment Assessment

In 2008, TDS completed the required annual impairment assessment of its licenses and goodwill in the second quarter. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, TDS performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. The assessment resulted in no impairment of goodwill and an impairment loss of  $414.4 million on licenses. Of the  $414.4 million,  $357.6 million related to licenses in developed operating markets (built licenses) and  $56.8 million related to licenses that are not being utilized (unbuilt licenses). The TDS impairment amount exceeded the U.S. Cellular impairment amount recorded on a stand-alone basis due to step acquisition allocation adjustments, which increased the carrying value of licenses at the TDS level.

Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Investments in Unconsolidated Entities

NOTE 9 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2010	2009
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$33,000	$32,244
Goodwill (1)	1,171	6,630
Cumulative share of income	889,039	798,670
Cumulative share of distributions	(740,557)	(649,314)
	182,653	188,230
Cost method investments	15,269	15,569
Total investments in unconsolidated entities	$197,922	$203,799

   $5,459 reclassified from Investments in unconsolidated entities to Goodwill in 2010.

Equity in earnings of unconsolidated entities totaled  $98.1 million,  $90.7 million and  $89.8 million in 2010, 2009 and 2008, respectively; of those amounts, TDS' investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed  $64.8 million,  $64.7 million and  $66.1 million in 2010, 2009 and 2008, respectively. TDS held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of TDS' equity method investments:

December 31,	2010	2009
(Dollars in thousands)
Assets
Current	$444,000	$452,000
Due from affiliates	377,000	468,000
Property and other	2,016,000	1,921,000
	$2,837,000	$2,841,000
Liabilities and Equity
Current liabilities	$279,000	$251,000
Deferred credits	73,000	71,000
Long-term liabilities	38,000	40,000
Long-term capital lease obligations	44,000	43,000
Partners’ capital and stockholders’ equity	2,403,000	2,436,000
	$2,837,000	$2,841,000

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Results of Operations
Revenues	$4,972,000	$4,815,000	$4,784,000
Operating expenses	3,568,000	3,437,000	3,376,000
Operating income	1,404,000	1,378,000	1,408,000
Other income (expense)	37,000	42,000	26,000
Net income	$1,441,000	$1,420,000	$1,434,000

Property Plant And Equipment	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Property, Plant and Equipment

NOTE 10 PROPERTY, PLANT AND EQUIPMENT

U.S. Cellular's Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2010 and 2009 were as follows:

	Useful Lives
December 31,	(Years)	2010	2009
(Dollars in thousands)
Land	N/A	$26,791	$26,017
Buildings	20	317,474	300,285
Leasehold and land improvements	1-30	1,042,675	976,828
Cell site equipment	6-25	2,619,135	2,394,222
Switching equipment	1-8	943,843	862,826
Office furniture and equipment	3-5	610,434	549,871
Other operating equipment	5-25	323,411	302,643
System development	3-7	325,050	258,073
Work in process	N/A	131,724	174,197
		6,340,537	5,844,962
Accumulated depreciation and amortization		(3,766,015)	(3,284,102)
		$2,574,522	$2,560,860

U.S. Cellular's depreciation and amortization expense related to Property, plant and equipment totaled  $559.0 million,  $551.7 million and  $558.3 million in 2010, 2009 and 2008, respectively.

TDS Telecom's Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2010 and 2009 were as follows:

	Useful Lives
December 31,	(Years)	2010	2009
(Dollars in thousands)
Land	N/A	9,603	6,557
Buildings	30	98,664	79,352
Cable and wire	15-20	$1,375,204	$1,375,201
Network electronic equipment	5-12	1,041,891	953,211
Office furniture and equipment	5-10	71,748	87,318
Other equipment	10-15	94,859	89,116
System development	3-7	157,824	154,258
Work in process	N/A	64,834	46,877
		2,914,627	2,791,890
Accumulated depreciation and amortization		(2,004,676)	(1,911,512)
		$909,951	$880,378

The provision for TDS Telecom's ILEC companies' depreciation as a percentage of depreciable property was 5.8% in 2010, 5.8% in 2009 and 5.7% in 2008. TDS Telecom's depreciation and amortization expense related to Property, plant and equipment totaled  $165.9 million,  $161.4 million and  $154.5 million in 2010, 2009 and 2008, respectively.

Corporate and other Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2010 and 2009 were as follows:

December 31,	2010	2009
(Dollars in thousands)
Property, plant and equipment	$96,177	$84,130
Accumulated depreciation and amortization	(62,866)	(58,001)
Total	$33,311	$26,129

Corporate and other fixed assets consist of assets at the TDS corporate offices and Suttle-Straus. Corporate and other depreciation and amortization expense related to Property, plant and equipment totaled  $7.3 million,  $7.8 million and  $8.7 million in 2010, 2009 and 2008, respectively.

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Asset Retirement Obligation

NOTE 11 ASSET RETIREMENT OBLIGATION

Asset retirement obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2010 and 2009, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2010 and 2009 are shown in the table below.

	U.S.	TDS	TDS
	Cellular	Telecom	Consolidated
(Dollars in thousands)
2010
Beginning Balance	$118,742	$55,343	$174,085
Additional liabilities accrued	4,757	1,931	6,688
Revisions in estimated cash outflows	(1,382)	—	(1,382)
Acquisitions of assets	—	63	63
Disposition of assets	(2,086)	(324)	(2,410)
Accretion expense	8,678	4,023	12,701
Ending Balance	$128,709	$61,036	$189,745

2009
Beginning Balance	$116,996	$50,551	$167,547
Additional liabilities accrued	3,935	644	4,579
Revisions in estimated cash outflows	(9,437)	—	(9,437)
Acquisitions of assets	—	916	916
Disposition of assets	(1,128)	(388)	(1,516)
Accretion expense	8,376	3,620	11,996
Ending Balance	$118,742	$55,343 $	$174,085

Debt	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Debt

NOTE 12 DEBT

Revolving Credit Facilities

Prior to December 17, 2010, TDS had a  $400 million revolving credit facility available for general corporate purposes. On December 17, 2010, TDS entered into a new  $400 million revolving credit agreement with certain lenders and other parties. As a result, TDS'  $400 million revolving credit agreement due to expire in June 2012, was terminated on December 17, 2010. The new revolving credit agreement is due to expire in December 2015. Amounts under the new revolving credit facility may be borrowed, repaid and reborrowed from time to time from and after December 17, 2010 until maturity in December 2015.

At December 31, 2010, TDS had no outstanding borrowings and  $0.2 million of outstanding letters of credit under the new revolving credit facility, leaving  $399.8 million available for use. Borrowings under the new revolving credit facility bear interest at the London InterBank Offered Rate (“LIBOR”) (or, at TDS' option, an alternate “Base Rate” as defined in the revolving credit agreement) plus a contractual spread based on TDS' credit rating. TDS may select borrowing periods of either one, two, three or six months (or other period of twelve months or less requested by TDS if approved by the lenders). At December 31, 2010, the one-month LIBOR was 0.26% and the contractual spread was 200 basis points. If TDS provides less than three business days notice of intent to borrow, interest on borrowings is at the Base Rate plus the contractual spread. The new revolving credit facility required TDS to pay fees at an aggregate rate of 0.8% of the total  $400 million facility in 2010. Total fees recognized under the new and previous TDS revolving credit facilities were  $4.8 million,  $7.0 million and  $1.5 million in 2010, 2009 and 2008, respectively.

Prior to December 17, 2010, U.S. Cellular had a  $300 million revolving credit facility available for working capital, acquisitions and other corporate purposes and to refinance any existing debt of U.S. Cellular. On December 17, 2010, U.S. Cellular entered into a new  $300 million revolving credit agreement with certain lenders and other parties. The new revolving credit agreement is due to expire in December 2015. As a result, U.S. Cellular's  $300 million revolving credit agreement due to expire in June 2012, was terminated on December 17, 2010. Amounts under the new revolving credit facility may be borrowed, repaid and reborrowed from time to time from and after December 17, 2010 until maturity in December 2015.

At December 31, 2010, U.S. Cellular had no outstanding borrowings and  $0.2 million of outstanding letters of credit under the new revolving credit facility, leaving  $299.8 million available for use. Borrowings under the new revolving credit facility bear interest at the LIBOR (or, at U.S. Cellular's option, an alternate “Base Rate” as defined in the revolving credit agreement) plus a contractual spread based on U.S. Cellular's credit rating. U.S. Cellular may select borrowing periods of either one, two, three or six months (or other period of twelve months or less requested by U.S. Cellular if approved by the lenders). At December 31, 2010, the one-month LIBOR was 0.26% and the contractual spread was 200 basis points. If U.S. Cellular provides less than three business days notice of intent to borrow, interest on borrowings is at the Base Rate plus the contractual spread. The new revolving credit facility required U.S. Cellular to pay fees at an aggregate rate of 0.9% of the total  $300 million facility in 2010. Total fees recognized under the new and previous U.S. Cellular revolving credit facilities were  $3.8 million,  $5.9 million and  $1.7 million in 2010, 2009 and 2008, respectively.

Neither TDS nor U.S. Cellular borrowed against the revolving credit facilities in 2010 or 2009.

TDS' and U.S. Cellular's interest cost on their new revolving credit facilities is subject to increase if their current credit ratings from Standard & Poor's Rating Services, Moody's Investors Service or Fitch Ratings are lowered, and is subject to decrease if the ratings are raised. The new credit facilities would not cease to be available nor would the maturity date accelerate solely as a result of a downgrade in TDS' or U.S. Cellular's credit rating. However, a downgrade in TDS' or U.S. Cellular's credit rating could adversely affect their ability to renew the credit facilities or obtain access to other credit facilities in the future.

The new revolving credit facilities have commitment fees based on the senior unsecured debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies. The range of the commitment fees is 0.20% to 0.45% of the unused portions of the revolving credit facilities.

At December 31, 2010, TDS has recorded  $9.8 million of issuance costs related to the new and previous revolving credit facilities which is included in Other assets and deferred charges in the Consolidated Balance Sheet. Of this amount,  $4.9 million relates to obtaining the new credit facilities in 2010, and  $4.9 million relates to the previous credit facilities. These amounts will be amortized on a straight-line basis over the five-year term of the new revolving credit facilities.

The maturity date of any borrowings under the new TDS and U.S. Cellular revolving credit facilities would accelerate in the event of a change in control.

The continued availability of the new revolving credit facilities requires TDS and U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. TDS and U.S. Cellular believe they were in compliance as of December 31, 2010 with all covenants and other requirements set forth in the new revolving credit facilities.

In connection with U.S. Cellular's new revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular's new revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of  $105,000,000, and (ii) refinancing indebtedness in excess of  $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular's new revolving credit agreement. As of December 31, 2010, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the new revolving credit agreement pursuant to the subordination agreement.

Long-Term Debt

Long-term debt at December 31, 2010 and 2009 was as follows:

December 31,	2010	2009
(Dollars in thousands)
Telephone and Data Systems, Inc. (Parent):
6.625% senior notes, maturing 2045	$116,250	$116,250
6.875% senior notes, maturing 2059	225,000	—
7.6% Series A notes, maturing in 2041	282,500	500,000
Purchase contracts, averaging 6.0%, due through 2021	1,097	1,097
Total Parent	624,847	617,347
Subsidiaries:
U.S. Cellular -
6.7% senior notes maturing in 2033	544,000	544,000
Unamortized discount	(10,343)	(10,798)
	533,657	533,202
7.5% senior notes, maturing in 2034	330,000	330,000
Obligation on capital leases	4,385	4,396
TDS Telecom -
Rural Utilities Service ("RUS") and other notes	2,283	2,671
Other Subsidiaries -
Long-term notes, 2.7% to 10.6%, due through 2012	6,008	7,149
Obligation on capital leases	393	652
Total Subsidiaries	876,726	878,070
Total long-term debt	1,501,573	1,495,417
Less: Current portion of long-term debt	1,711	2,509
Total long-term debt excluding current portion	$1,499,862	$1,492,908

Telephone and Data Systems, Inc. (Parent)

The unsecured 6.625% senior notes, issued in 2005, are due March 31, 2045. Interest on the notes is payable quarterly. TDS may redeem the notes, in whole or in part, at any time on or after March 31, 2010, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest.

The unsecured 6.875% senior notes, issued in 2010, are due November 15, 2059. Interest on the notes is payable quarterly. TDS may redeem the notes, in whole or in part, at any time on or after November 15, 2015, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. Capitalized debt issuance costs totaled  $7.6 million and will be amortized over the life of the notes. Such issuance costs are included in Other assets and deferred charges (a long-term asset account).

The unsecured 7.6% Series A notes, issued in 2001, are due December 1, 2041. Interest is payable quarterly. The notes are redeemable by TDS at any time at 100% of the principal amount plus accrued and unpaid interest. TDS initially issued  $500 million of such notes in 2001. TDS used the net proceeds from the issuance of the 6.875% senior notes to redeem  $217.5 million of its unsecured 7.6% Series A notes on December 27, 2010 at a redemption price equal to 100% of the principal plus accrued and unpaid interest to the redemption date. As a result,  $282.5 million of such unsecured 7.6% Series A notes remained outstanding on December 31, 2010. This redemption required TDS to write-off  $5.6 million of previously capitalized debt issuance costs related to the 7.6% Series A notes, and recognize interest expense for this same amount in 2010. Such remaining issuance costs are included in Other assets and deferred charges.

Subsidiaries—U.S. Cellular

The unsecured 6.7% senior notes are due December 15, 2033. Interest is payable semi-annually. U.S. Cellular may redeem the notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

The unsecured 7.5% senior notes are due June 15, 2034. Interest on the notes is payable quarterly. U.S. Cellular may redeem the notes, in whole or in part, at any time on or after June 17, 2009, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest.

Consolidated

The annual requirements for principal payments on long-term debt are approximately  $1.7 million,  $5.1 million,  $0.5 million,  $0.4 million,  $1.8 million for the years 2011 through 2015, respectively.

The covenants associated with TDS and its subsidiaries' long-term debt obligations, among other things, restrict TDS' ability, subject to certain exclusions, to incur additional liens; enter into sale and leaseback transactions; and sell, consolidate or merge assets.

Employee Benefits Plans	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Employee Benefit Plans

NOTE 13 EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were  $17.5 million,  $18.8 million and  $16.8 million in 2010, 2009 and 2008, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS' contributions to the 401(k) plan were  $21.6 million,  $20.9 million and  $20.6 million in 2010, 2009 and 2008, respectively.

TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.

Other Post-Retirement Benefits

TDS sponsors a defined benefit post-retirement plan that provides medical benefits and that covers most of the employees of TDS Corporate, TDS Telecom and the subsidiaries of TDS Telecom. The plan is contributory, with retiree contributions adjusted annually. The plan anticipates future cost sharing changes that reflect TDS' intent to increase retiree contributions as a portion of total cost.

In 2009, TDS amended its defined benefit post-retirement plan that provides medical benefits to retirees. Under this plan, TDS provides a subsidy to retirees to pay for various medical plan options. The amendments introduced a subsidy cap structure that will become effective in 2011. For current retirees and future retirees, the amendments reduce the future subsidies by varying amounts. For new employees hired on or after January 1, 2010, the subsidy is eliminated. The plan amendments reduced the plan's benefit obligation by  $26.1 million in 2009. This amount, net of amortization, is included in TDS' December 31, 2010 and 2009 Accumulated other comprehensive loss as a component of net prior service costs.

The following amounts are included in Accumulated other comprehensive loss, in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2010	2009
(Dollars in thousands)
Net prior service costs	$29,988	$33,804
Net actuarial loss	(31,426)	(34,765)
	$(1,438)	$(961)

The estimated net actuarial loss and prior service cost gain for the postretirement benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost during 2011 are  $1.9 million and  $(3.8) million, respectively.

The following amounts are included in comprehensive income in the Consolidated Statement of Comprehensive Income:

Year Ended December 31, 2010	Before-Tax	Deferred Tax (Expense) or Benefit	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$1,180	$260	$1,440
Amortization of prior service costs	(3,815)	(840)	(4,655)
Amortization of actuarial losses	2,158	475	2,633
Total gains (losses) recognized
in Comprehensive Income	$(477)	$(105)	$(582)

Year Ended December 31, 2009	Before-Tax	Deferred Tax (Expense) or Benefit	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$(4,700)	$2,770	$(1,930)
Prior service cost	30,447	(17,947)	12,500
Amortization of prior service costs	(801)	472	(329)
Amortization of actuarial losses	1,806	(1,064)	742
Total gains (losses) recognized
in Comprehensive Income	$26,752	$(15,769)	$10,983

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plans.

December 31,	2010	2009
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$42,698	$59,600
Service cost	1,175	2,140
Interest cost	2,325	3,616
Plan amendments	—	(30,447)
Actuarial (gain) loss	748	10,688
Prescription drug subsidy	238	237
Benefits paid	(2,914)	(3,136)
Benefit obligation at end of year	44,270	42,698
Change in plan assets
Fair value of plan assets at beginning of year	42,407	33,612
Actual return (loss) on plan assets	5,323	8,788
Employer contribution	207	3,143
Benefits paid	(2,914)	(3,136)
Fair value of plan assets at end of year	45,023	42,407
Funded status	$753	$(291)

The funded status identified above is recorded as a component of Other deferred liabilities and credits in TDS' Consolidated Balance Sheet.

The following table sets forth by level within the fair value hierarchy the plans' assets at fair value, as of December 31, 2010 and 2009. See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for definitions of the levels in the fair value hierarchy.

December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
1	Bond	$11,552	$—	$—	$11,552
International equity	8,701	—	—	8,701
Money market	2,090	—	—	2,090
US large cap	18,619	—	—	18,619
US small cap	4,030	—	—	4,030
Other	—	—	31	31
Total plan assets at fair value	$44,992	$—	$31	$45,023

December 31, 2009
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$10,986	$—	$—	$10,986
International equity	8,112	—	—	8,112
Money market	2,208	—	—	2,208
US large cap	17,333	—	—	17,333
US small cap	3,735	—	—	3,735
Other	—	—	33	33
Total plan assets at fair value	$42,374	$—	$33	$42,407

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded. The investment strategy for each type of mutual fund is identified below:

Bond - The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.

International equity - The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

Money market - The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

US large cap - The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

US small cap - The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		At December 31,
Investment	Target Asset
Category	Allocation	2010	2009
U.S. equities	50%	50.3%	49.7%
International equities	20%	19.4%	19.1%
Debt securities	30%	30.3%	31.2%

The post-retirement benefit fund engages multiple asset managers to ensure proper diversification of the investment portfolio within each asset category. The investment objective is to meet or exceed the rate of return of a performance index comprised of 50% Dow Jones U.S. Total Stock Market Index, 20% FTSE All World (excluding U.S.) Stock Index, and 30% Barclays Capital Aggregate Bond Index. The three-year and five-year average rates of return for TDS' post-retirement benefit fund are 1.8% and 4.9%, respectively.

The post-retirement benefit fund does not hold any debt or equity securities issued by TDS, U.S. Cellular or any related parties.

TDS is not required to set aside current funds for its future retiree health and life insurance benefits. The decision to contribute to the plan assets is based upon several factors, including the funded status of the plan, market conditions, alternative investment opportunities, tax benefits and other circumstances. In accordance with applicable income tax regulations, total accumulated contributions to fund the costs of future retiree medical benefits are restricted to an amount not to exceed 25% of the total accumulated contributions to the trust. An additional contribution equal to a reasonable amortization of the past service cost may be made without regard to the 25% limitation. TDS does not expect to make a contribution to the plan in 2011.

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Service cost	$1,175	$2,140	$2,001
Interest cost on accumulated post-retirement benefit obligation	2,325	3,616	3,451
Expected return on plan assets	(3,395)	(2,800)	(3,585)
Amortization of unrecognized prior service cost (1)	(3,815)	(801)	(830)
Amortization of unrecognized net loss (2)	2,158	1,806	968
Net post-retirement cost	$(1,552)	$3,961	$2,005

  Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.
  Based on straight-line amortization over the average time remaining before active employees retire.

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2010	2009
Benefit obligations
Discount rate	5.50%	5.60%

Net periodic benefit cost
Discount rate	5.60%	6.20%
Expected return on plan assets	8.25%	8.25%

In determining the discount rate for 2010 and 2009, TDS used a hypothetical Aa spot yield curve represented by a series of annualized individual discount rates from six months to thirty years. Each discount rate in the curve was derived by using a hypothetical zero coupon bond from an equal weighting of the bonds in distinct maturity groups. Only those bonds with yields to maturity in the top half of each maturity group were used to construct the yield curve. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan's liabilities.

A 1% increase or decrease in the discount rate would have the following effects:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total net periodic postretirement benefit cost	$(444)	$493
Effect on post-retirement benefit obligation	$(4,927)	$6,078

The measurement date for actuarial determination was December 31, 2010. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 to be 8.0% for plan participants aged 65 and above, and 7.5% for participants under age 65. For all participants the 2010 annual rate of increase is expected to decrease to 5.0% by 2020. The 2009 expected rate of increase was 8.7% for plan participants aged 65 and above, and 7.7% for participants under age 65, decreasing to 5.0% for all participants by 2020.

A 1% increase or decrease in assumed health care cost trend rates would have the following effects:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$30	$(30)
Effect on post-retirement benefit obligation	$489	$(469)

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2011	$2,456
2012	2,422
2013	2,412
2014	2,366
2015	2,313
2016-2020	14,288

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was enacted. The Act expanded Medicare coverage, primarily by adding a prescription drug benefit for Medicare-eligible participants starting in 2006. The Act provided employers currently sponsoring prescription drug programs for Medicare-eligible participants with a range of options for coordinating with the new government-sponsored program to potentially reduce employers' costs. One alternative allowed employers to receive a subsidy from the federal government for all retirees enrolled in the employer-sponsored prescription drug plan. The plan qualifies for and receives this federal subsidy on an annual basis. TDS received a Medicare subsidy of  $0.2 million for 2008 in 2010,  $0.2 million for 2007 in 2009, and  $0.2 million for 2006 in 2008. During 2011 and 2012, TDS expects to receive Medicare subsidies of  $0.3 million and  $0.3 million for 2009 and 2010, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Commitments and Contingencies

NOTE 14 COMMITMENTS AND CONTINGENCIES

Lease Commitments

TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

TDS accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled  $0.4 million and  $4.4 million, respectively, as of December 31, 2010 and  $0.3 million and  $4.7 million, respectively, as of December 31, 2009. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.

As of December 31, 2010, future minimum rental payments required under operating and capital leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2011	$155,601	$33,813	$823
2012	133,208	28,723	662
2013	112,403	22,100	560
2014	87,172	16,170	568
2015	65,421	7,237	576
Thereafter	685,942	634	5,811
Total	$1,239,747	$108,677	9,000
Less: Interest expense			(4,223)
Present value of minimum lease payments			4,777
Less: Current portion of obligations under capital leases			(377)
Long-term portion of obligations under capital leases			$4,400

For 2010, 2009 and 2008, rent expense for noncancellable long-term leases was  $178.1 million,  $169.0 million and  $153.3 million, respectively; and rent expense under cancellable short-term leases was  $10.9 million,  $11.5 million and  $12.7 million, respectively.

Rent revenue totaled  $35.4 million,  $31.8 million and  $26.8 million in 2010, 2009 and 2008, respectively.

Agreements

On August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into agreements to develop a Billing and Operational Support System (“B/OSS”). Amdocs will license to TDS certain customer order and relationship management, revenue management and billing software relating to the B/OSS.

The implementation of the licensed systems commenced in September 2010, and is expected to take over two years to complete. The total estimated amount to be paid to Amdocs with respect to the agreements for delivery of the B/OSS is  $73 million, and is expected to be paid out from August 2010 to October 2012. At December 31, 2010,  $11 million of the total  $73 million commitment has been paid to Amdocs. TDS anticipates capitalizing a majority of these costs as Systems development costs and amortizing such capitalized costs over the estimated useful life of the B/OSS system. TDS also is committed to purchase maintenance for an aggregate amount of approximately  $35 million over a period of seven years, beginning in 2013.

Indemnifications

TDS enters into agreements in the normal course of business that provide for indemnification of counterparties. These agreements include certain asset sales and financings with other parties. The terms of the indemnification vary by agreement. The events or circumstances that would require TDS to perform under these indemnities are transaction specific; however, these agreements may require TDS to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction. TDS is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time. Historically, TDS has not made any significant indemnification payments under such agreements.

Legal Proceedings

TDS is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If TDS believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

TDS has accrued  $7.8 million and  $4.9 million with respect to legal proceedings and unasserted claims as of December 31, 2010 and 2009, respectively. TDS has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. TDS does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.

Common Stockholders Equity	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Common Stockholders' Equity

NOTE 15 COMMON STOCKHOLDERS' EQUITY

Tax-Deferred Savings Plan

TDS has reserved 45,000 Common Shares and 45,000 Special Common Shares at December 31, 2010, for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions and TDS' contributions in a TDS Common Share fund, a TDS Special Common Share fund, a U.S. Cellular Common Share fund or certain unaffiliated funds.

Common Stock

The holders of Common Shares and Special Common Shares are entitled to one vote per share. The holders of Common Shares have full voting rights; the holders of Special Common Shares have limited voting rights. Other than the election of directors, the Special Common Shares have no votes except as otherwise required by law. The holders of Series A Common Shares are entitled to ten votes per share. Series A Common Shares are convertible, on a share for share basis, into Common Shares or Special Common Shares. TDS has reserved 6,510,000 Common Shares and 6,730,000 Special Common Shares at December 31, 2010, for possible issuance upon such conversion.

The following table summarizes the number of Common, Special Common and Series A Common Shares issued and repurchased.

	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2007	57,065	63,430	(3,917)	(5,196)	6,442
Repurchase of shares	—	—	(1,556)	(4,306)	—
Conversion of Series A Common Shares	4	—	—	—	(4)
Dividend reinvestment, incentive and compensation plans	13	12	38	150	23
Balance December 31, 2008	57,082	63,442	(5,435)	(9,352)	6,461
Repurchase of shares	—	—	(1,854)	(4,520)	—
Dividend reinvestment, incentive and compensation plans	—	—	12	155	31
Balance December 31, 2009	57,082	63,442	(7,277)	(13,717)	6,492
Repurchase of shares	—	—	—	(2,394)	—
Conversion of Series A Common Shares	11	—	—	—	(11)
Dividend reinvestment, incentive and compensation plans	—	—	79	200	29
Balance December 31, 2010	57,093	63,442	(7,198)	(15,911)	6,510

Share Repurchase Programs

On November 19, 2009, the Board of Directors of TDS authorized a  $250 million stock repurchase program for both TDS Common and Special Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization will expire on November 19, 2012.

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under these authorizations and prior authorizations, were as follows:

	Number of	Average Cost
Year Ended December 31,	Shares	Per Share	Amount (1)
(Dollars amounts and shares in thousands)
2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

TDS Common Shares	—	—	—
TDS Special Common Shares	2,394	28.42	68,053

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

TDS Common Shares	1,854	29.71	55,103
TDS Special Common Shares	4,520	26.88	121,497

2008
U.S. Cellular Common Shares	600	$54.87	$32,920

TDS Common Shares	1,556	28.69	44,624
TDS Special Common Shares	4,306	35.99	154,983

  Amounts reported on the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.

Accumulated Other Comprehensive Loss

The changes in the cumulative balance of Accumulated other comprehensive loss were as follows:

	Year Ended
	December 31,
	2010	2009
(Dollars in thousands)
Equity method investments
Balance, beginning of period	306	608
Add (deduct):
Unrealized gains/(losses) of equity method companies	84	(302)
Balance, end of period	$390	$306

Retirement plan
Balance, beginning of period	$(3,016)	$(13,999)
Add (deduct):
Amounts included in net periodic benefit cost for the period
Net actuarial loss	1,180	(4,700)
Prior service cost	—	30,447
Amortization of prior service cost	(3,815)	(801)
Amortization of unrecognized net loss	2,158	1,806
	(477)	26,752
Deferred income taxes	(105)	(15,769)
Net change in retirement plan	(582)	10,983
Balance, end of period	$(3,598)	$(3,016)

Accumulated other comprehensive income
Balance, beginning of period	$(2,710)	$(13,391)
Add (deduct):
Net change in equity method investments	84	(302)
Net change in retirement plan	(582)	10,983
Net change included in comprehensive income	(498)	10,681
Balance, end of period	$(3,208)	$(2,710)

Stock Based Compensation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Stock Based Compensation

NOTE 16 STOCK-BASED COMPENSATION

TDS Consolidated

The following table summarizes stock-based compensation expense recognized during 2010, 2009 and 2008:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Stock option awards	$18,623	$17,075	$10,013
Restricted stock unit awards	14,781	13,823	11,125
Deferred compensation matching stock unit awards	269	281	389
Employee stock purchase plans	566	471	469
Awards under non-employee directors' compensation plan	889	836	697
Total stock-based compensation, before income taxes	35,128	32,486	22,693
Income tax benefit	(13,288)	(12,228)	(8,354)
Total stock-based compensation expense, net of income taxes	$21,840	$20,258	$14,339

At December 31, 2010, unrecognized compensation cost for all stock-based compensation awards was  $34.4 million and is expected to be recognized over a weighted average period of 1.5 years.

In 2010, 2009 and 2008, stock-based compensation expense of  $33.1 million,  $30.0 million and  $21.0 million, respectively, was recorded in Selling, general and administrative expense and  $2.0 million,  $2.5 million and  $1.7 million, respectively, was recorded in Cost of services and products.

TDS' tax benefits realized from the exercise of stock options and other awards totaled  $4.6 million in 2010.

TDS (excluding U.S. Cellular)

The information in this section relates to stock-based compensation plans using the equity instruments of TDS. Participants in these plans are employees of TDS Corporate and TDS Telecom and non-employee directors of TDS, although U.S. Cellular employees are eligible to participate in the TDS Employee Stock Purchase Plan. Information related to plans using the equity instruments of U.S. Cellular are shown in the U.S. Cellular section following the TDS section.

Under the TDS 2004 Long-Term Incentive Plan, TDS may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.

TDS had reserved 1,958,000 Common Shares and 9,124,000 Special Common Shares at December 31, 2010 for equity awards granted and to be granted under this plan. At December 31, 2010 the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards. As of December 31, 2010, TDS also had reserved 61,000 Special Common Shares under an employee stock purchase plan. The maximum number of TDS Common Shares and TDS Special Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2010 was 1,958,000 and 9,185,000 shares, respectively.

TDS has also created a Non-Employee Directors' Plan under which it has reserved 73,000 TDS Special Common Shares as of December 31, 2010 for issuance as compensation to members of the Board of Directors who are not employees of TDS.

TDS uses treasury stock to satisfy requirements for Common Shares and Special Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2010 expire between 2011 and 2020. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of the option generally equals the market value of TDS common stock on the date of grant.

TDS estimated the fair value of stock options granted in 2010, 2009 and 2008 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2010	2009	2008
Expected life	5.3 Years	5.1 Years	5.0 Years
Expected annual volatility rate	37.8%	43.0%	26.0%
Dividend yield	1.7%	1.6%	1.2%
Risk-free interest rate	2.1%	2.5%	3.1%
Estimated annual forfeiture rate	3.0%	1.9%	1.9%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

Any employee with stock options granted prior to the date of the TDS Special Common Share dividend on May 13, 2005, receives one Common Share and one Special Common Share per tandem option exercised. Each tandem option is exercisable at its original exercise price. TDS options granted after the distribution of the TDS Special Common Share dividend will receive one Special Common Share per option exercised.

A summary of TDS stock options (total and portion exercisable) and changes during the three years ended December 31, 2010, is presented in the tables and narrative below:

					Weighted
					Average
		Weighted	Weighted		Remaining
	Number of	Average	Average	Aggregate	Contractual
	Tandem	Exercise	Grant Date	Intrinsic	Life
Tandem Options	Options (1)	Price	Fair Value	Value	(in years)
Outstanding at December 31, 2007	1,037,000	$79.25
(1,037,000 exercisable)		79.25
Exercised	(48,000)	42.88		$2,873,000
Forfeited	—	—
Expired	(2,000)	81.26
Outstanding at December 31, 2008	987,000	$81.03
(987,000 exercisable)		81.03
Exercised	(6,000)	49.84		$50,000
Forfeited	—	—
Expired	(80,000)	75.44
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60		$3,322,000	2.8
(651,000 exercisable)		$69.60		$3,322,000	2.8

  Upon exercise, each tandem option is converted into one TDS Common Share and one TDS Special Common Share.

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Special Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2007	1,447,000	$52.63
(1,446,000 exercisable)		52.63
Granted	1,189,000	35.35	$8.85
Exercised	(4,000)	38.11		$48,965
Forfeited	(3,000)	35.35
Expired	(15,000)	59.45
Outstanding at December 31, 2008	2,614,000	$44.77
(1,428,000 exercisable)		52.59
Granted	1,399,000	26.95	$9.60
Exercised	—	—		$—
Forfeited	(68,000)	31.19
Expired	(85,000)	48.81
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41		$12,629,000	7.8
(2,506,000 exercisable)		$43.14		$1,990,000	6.8

The aggregate intrinsic value in the tables above represents the total pre-tax intrinsic value (the difference between TDS' closing stock prices and the exercise price, multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2010.

Long-Term Incentive Plan—Restricted Stock Units—TDS also grants restricted stock unit awards to key employees. Each restricted stock unit outstanding is convertible into one Special Common Share upon the vesting of such restricted stock units. The restricted stock unit awards currently outstanding were granted in 2009 and 2010 and will vest in December 2011 and 2012, respectively.

TDS estimates the fair value of restricted stock units by reducing the grant-date price of the company's shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock or RSU is unvested. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS nonvested restricted stock units and changes during the year ended December 31, 2010 is presented in the table below.

Special Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	325,000	$30.58
Granted	161,000	25.53
Vested	(135,000)	35.35
Forfeited	(17,000)	29.64
Nonvested at December 31, 2010	334,000	$26.28

The total fair values as of the respective vesting dates of restricted stock units vested during 2010, 2009 and 2008 were  $4.2 million,  $2.6 million and  $2.5 million, respectively. The weighted average grant date fair value of restricted stock units granted in 2010, 2009 and 2008 was  $25.53,  $26.95 and  $35.35, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units or TDS Special Common Share units. The amount of TDS' matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units or TDS Special Common Share units. The matching contribution stock units vest ratably at a rate of one-third per year over three years. Upon vesting and distribution of such matching contribution stock units, participants will receive TDS Common Shares and/or TDS Special Common Shares, as applicable.

TDS estimates the fair value of deferred compensation matching contribution stock units based on the closing market price of TDS shares on the date of match. The fair value of such matching contribution stock units is then recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS' nonvested deferred compensation stock units and changes during the year ended December 31, 2010 is presented in the table below.

Special Common Deferred Compensation Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	4,100	$27.20
Granted	3,500	28.72
Vested	(3,700)	26.51
Nonvested at December 31, 2010	3,900	$26.58

The total fair values of deferred compensation stock units that vested during 2010, 2009 and 2008 were  $0.1 million,  $0.1 million and  $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2010, 2009 and 2008 was  $28.72,  $23.35 and  $38.60, respectively.

Employee Stock Purchase Plan—The TDS 2009 Employee Stock Purchase Plan became effective January 1, 2009 and will terminate December 31, 2013. Under this plan, eligible employees of TDS and its subsidiaries may purchase a limited number of TDS Special Common Shares on a quarterly basis. During 2008, the 2003 Employee Stock Purchase Plan was effective but terminated December 31, 2008.

Under these plans, the per share cost to each participant is 85% of the market value of the Special Common Shares as of the issuance date. The employee stock purchase plans are considered compensatory plans; therefore recognition of compensation costs for stock issued under these plans is required. Compensation cost is measured as the difference between the cost of the shares to the plan participants and the fair market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—TDS issued 19,000, 15,000 and 8,400 Special Common Shares under its Non-Employee Directors' plan in 2010, 2009 and 2008, respectively.

Dividend Reinvestment Plans—TDS had reserved 365,000 Common Shares and 264,000 Special Common Shares at December 31, 2010, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 109,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan. These plans enable holders of TDS' Common Shares, Special Common Shares and Preferred Shares to reinvest cash dividends in Common Shares and Special Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares. The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS' Common Shares and Special Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made. These plans are considered non-compensatory plans, therefore no compensation expense is recognized for stock issued under these plans.

U.S. Cellular

The information in this section relates to stock-based compensation plans using the equity instruments of U.S. Cellular. Participants in these plans are employees of U.S. Cellular and non-employee directors of U.S. Cellular. Information related to plans using the equity instruments of TDS are shown in the previous section.

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan, an employee stock purchase plan, and a non-employee director compensation plan. Also, U.S. Cellular employees are eligible to participate in the TDS employee stock purchase plan.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2010, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2010, U.S. Cellular had reserved 6,081,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan, and also had reserved 35,000 Common Shares for issuance to employees under an employee stock purchase plan. The maximum number of U.S. Cellular Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2010, was 6,116,000.

U.S. Cellular also has established a Non-Employee Director Compensation Plan under which it has reserved 39,000 Common Shares for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods of between three and four years from the date of grant. Stock options outstanding at December 31, 2010 expire between 2011 and 2020. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of the option generally equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2010, 2009, and 2008 using the Black-Scholes valuation model and the assumptions shown in the table below.

		2010	2009	2008
Expected life		0.9-8.0 Years	3.9 Years	3.7 Years
Expected volatility		26.9%-43.9%	40.3%-44.2%	28.1%-40.3%
Dividend yield	1	0%	0%	0%
Risk-free interest rate		0.4%-3.1%	1.2%-2.2%	1.2%-3.5%
Estimated annual forfeiture rate		0.0%-8.4%	6.9%	11.3%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2010, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2007	1,399,000	$51.65
(544,000 exercisable)		38.21
Granted	685,000	56.99	$14.08
Exercised	(415,000)	37.90		$7,487,000
Forfeited	(38,000)	61.40
Expired	(5,000)	63.56
Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37		$
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12		$13,421,000	6.8
(1,151,000 exercisable)		$54.64		$3,782,000	5.1

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2010.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2010 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	581,000	$48.68
Granted	334,000	42.21
Vested	(110,000)	71.76
Forfeited	(53,000)	44.83
Nonvested at December 31, 2010	752,000	$42.69

The total fair value of restricted stock units that vested during 2010, 2009 and 2008 was  $4.7 million,  $4.2 million and  $8.3 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2010, 2009 and 2008 was  $42.21,  $33.00 and  $56.12, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units. The matching contribution stock units vest ratably at a rate of one-third per year over three years. Upon vesting and distribution of such matching contribution stock units, participants will receive U.S. Cellular Common Shares.

U.S. Cellular estimates the fair value of deferred compensation matching contribution stock units based on the closing market price of U.S. Cellular Common Shares on the date of match. The fair value of such matching contribution stock units is then recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested deferred compensation stock units at December 31, 2010 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	3,900	$41.73
Granted	4,200	40.76
Vested	(7,700)	41.27
Forfeited	(100)	55.45
Nonvested at December 31, 2010	300	$40.13

The total fair value of deferred compensation stock units that vested during 2010, 2009 and 2008 was  $0.4 million,  $0.1 million and  $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2010, 2009 and 2008 was  $40.76,  $33.58 and  $56.23, respectively.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009 and will terminate December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries may purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. During 2008, the 2003 Employee Stock Purchase Plan was effective but terminated December 31, 2008. U.S. Cellular employees are also eligible to participate in the TDS Employee Stock Purchase Plan.

Under these plans, the per share cost to participants is 85% of the market value of the U.S. Cellular Common Shares or TDS Special Common Shares as of the issuance date. The employee stock purchase plans are considered compensatory plans; therefore, recognition of compensation cost for stock issued under these plans is required. Compensation cost is measured as the difference between the cost of the shares to plan participants and the market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—U.S. Cellular issued 9,000 and 5,200 Common Shares in 2010 and 2009, respectively, under its Non-Employee Director Compensation Plan. No Common Shares were issued under this plan in 2008.

Business Segment Information	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Business Segment Information

NOTE 17 BUSINESS SEGMENT INFORMATION

U.S. Cellular and TDS Telecom are billed for all services they receive from TDS, consisting primarily of information processing and general management services. Such billings are based on expenses specifically identified to U.S. Cellular and TDS Telecom and on allocations of common expenses.

Management believes the method used to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular and TDS Telecom are reflected in the accompanying business segment information on a basis that is representative of what they would have been if U.S. Cellular and TDS Telecom operated on a stand-alone basis.

Financial data for TDS' business segments for 2010, 2009 and 2008 is as follows.

Year Ended or at December 31, 2010
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,177,681	$617,394	$187,984	$(9,536)	$795,842	$40,167	$(26,861)	$4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,597,912	196,298	96,934	(8,848)	284,384	31,019	(1,761)	1,911,554
Selling, general and administrative expense	1,796,624	173,020	64,107	(688)	236,439	6,307	(27,598)	2,011,772
Adjusted OIBDA (3)	783,145	248,076	26,943	―	275,019	2,841	2,498	1,063,503
Depreciation, amortization and accretion expense	570,955	149,375	24,679	―	174,054	1,888	8,752	755,649
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals, net	10,717	769	362	―	1,131	(76)	(9)	11,763
Operating income (loss)	201,473	97,932	1,902	―	99,834	1,029	(6,245)	296,091
Significant non-operating items:
Equity in earnings of unconsolidated entities	97,318	13	―	―	13	―	743	98,074
Investments in unconsolidated entities	160,847	3,806	―	―	3,806	―	33,269	197,922
Total assets	5,893,060	1,478,085	123,762	―	1,601,847	22,709	204,952	7,722,568
Capital expenditures	$583,134	$137,002	$20,303	$ ―	$157,305	$1,029	$13,564	$755,032

Year Ended or at December 31, 2009
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,213,880	$599,527	$199,375	$(9,050)	$789,852	$46,714	$(30,503)	$5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,545,847	194,030	104,057	(7,979)	290,108	36,573	(1,865)	1,870,663
Selling, general and administrative expense	1,747,404	170,505	67,108	(1,071)	236,542	7,126	(26,641)	1,964,431
Adjusted OIBDA (3)	920,629	234,992	28,210	―	263,202	3,015	(1,997)	1,184,849
Depreciation, amortization and accretion expense	564,935	142,913	24,403	―	167,316	2,542	9,454	744,247
Loss on impairment of intangible assets	14,000	―	―	―	―	―	―	14,000
Loss on asset disposals, net	16,169	1,949	452	―	2,401	100	88	18,758
Operating income (loss)	325,525	90,130	3,355	―	93,485	373	(11,539)	407,844
Significant non-operating items:
Equity in earnings of unconsolidated entities	96,800	17	―	―	17	―	(6,085)	90,732
Investments in unconsolidated entities	161,481	3,660	―	―	3,660	―	38,658	203,799
Total assets	5,708,268	1,463,275	125,508	―	1,588,783	24,372	250,412	7,571,835
Capital expenditures	$546,758	$98,297	$22,240	$ ―	$120,537	$346	$3,524	$671,165

Year Ended or at December 31, 2008
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,242,554	$611,034	$220,002	$(6,754)	$824,282	$53,170	$(28,618)	$5,091,388
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,526,472	184,285	109,457	(5,853)	287,889	40,381	(2,047)	1,852,695
Selling, general and administrative expense	1,706,585	167,035	69,099	(901)	235,233	9,251	(23,797)	1,927,272
Adjusted OIBDA (3)	1,009,497	259,714	41,446	―	301,160	3,538	(2,774)	1,311,421
Depreciation, amortization and accretion expense	572,649	134,935	23,431	―	158,366	2,909	11,871	745,795
Loss on impairment of intangible assets	386,653	―	―	―	―	―	27,723	414,376
Loss on asset disposals, net	17,413	466	391	―	857	―	61	18,331
Operating income (loss)	32,782	124,313	17,624	―	141,937	629	(42,429)	132,919
Significant non-operating items:
Equity in earnings of unconsolidated entities	91,981	22	―	―	22	―	(2,191)	89,812
Gain (loss) on investments and financial instruments	16,628	17,758	―	―	17,758	―	(2,791)	31,595
Investments in unconsolidated entities	156,637	6,517	―	―	6,517	―	42,614	205,768
Total assets	5,551,082	1,397,414	127,673	―	1,525,087	26,733	529,829	7,632,731
Capital expenditures	$585,590	$120,927	$19,832	―	140,759	$1,362	$7,212	$734,923

(1)       Represents Suttle-Straus.

(2)       Consists of corporate operations, intercompany eliminations between U.S. Cellular, TDS Telecom, Suttle-Straus and corporate operations.

(3)        Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.

Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Supplemental Cash Flow Disclosures

NOTE 18 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Interest paid	$114,996	$123,805	$133,399
Income taxes paid	87,139	53,009	470,033

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

TDS:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Common Shares withheld (1)	—	—	11,028
Special Common Shares withheld (1)	43,580	26,999	44,873

Aggregate value of Common Shares withheld	$—	$—	$559
Aggregate value of Special Common Shares withheld	1,348	811	1,575

Cash receipts upon exercise of stock options	$1,657	$1,630	$2,628
Cash disbursements for payment of taxes (2)	(1,348)	(811)	(1,219)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$309	$819	$1,409

U.S. Cellular:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Common Shares withheld (1)	310,388	200,025	368,231

Aggregate value of Common Shares withheld	$13,527	$7,622	$20,055

Cash receipts upon exercise of stock options	$3,574	$1,572	$3,588
Cash disbursements for payment of taxes (2)	(3,065)	(1,654)	(5,876)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$509	$(82)	$(2,288)

(1)       Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

(2)       In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

Certain Relationships And Related Transactions	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Certain Relationships and Related Transactions

NOTE 19 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries. TDS, U.S. Cellular and their subsidiaries incurred legal costs from Sidley Austin LLP of  $14.0 million in 2010,  $13.8 million in 2009 and  $12.0 million in 2008.

On September 29, 2010, TDS repurchased 272,323 Special Common Shares at the then current market price on the NYSE for a total price of  $7.7 million, or an average of  $28.24 per Special Common Share including broker fees, from an affiliate of Southeastern Asset Management, Inc. (“SEAM”).

On May 29, 2009, TDS repurchased 1,730,200 Special Common Shares at the then current market price on the New York Stock Exchange (“NYSE”) for a total price of  $48.2 million, or an average of  $27.89 per Special Common Share including broker fees, from an affiliate of SEAM.  In addition, on July 20, 2009, TDS repurchased 405,000 Special Common Shares from SEAM at a price below the then current market price on the NYSE for a total price of  $10.5 million, or an average of  $25.87 per Special Common Share including broker fees.

At the time of each 2009 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares and Common Shares. At the time of the 2010 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares and currently continues to hold more than 5% of the Special Common Shares.

These transactions were not solicited by TDS and TDS did not enter into any agreements with SEAM.  The September 29, 2010 and May 29, 2009 transactions were effected by TDS' broker pursuant to TDS' existing institutional brokerage account agreement on the NYSE pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). The July 20, 2009 transaction was made by TDS' broker pursuant to an agreement entered into pursuant to Rule 10b5-1 under the Exchange Act and was effected on the NYSE in compliance with Rule 10b-18. The repurchases were made under TDS' share repurchase authorizations that were in effect at the time of such repurchases.

See “Security Ownership by Certain Beneficial Owners” in TDS' Notice of Annual Meeting and Proxy Statement dated April 23, 2010, for further information about SEAM and its interest in TDS.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related-party transactions, as such term is defined by the rules of the New York Stock Exchange.

Revision of Prior Period Amounts	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Revision of Prior Period Amounts

NOTE 20 REVISION OF CURRENT AND PRIOR PERIOD AMOUNTS

During the third quarter of 2011, TDS discovered certain errors related to accounting for asset retirement obligations and asset retirement costs. These errors resulted in the overstatement of Total operating expenses, Property, plant and equipment, net and Other deferred liabilities and credits in 2010, 2009 and 2008. In addition to these errors, TDS identified other immaterial errors in such periods. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), TDS evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendments of previously filed reports were not required. However, if the adjustments to correct the cumulative errors had been recorded in the third quarter 2011, TDS believes the impact would have been significant to the third quarter results and would have impacted comparisons to prior periods. SAB 108 provides that correcting prior year financial statements for immaterial errors does not require previously filed reports to be amended and that such corrections may be made the next time a registrant files the prior year financial statements. Although SAB 108 would permit TDS to correct the foregoing errors the next time it files its prior year financial statements, TDS determined to voluntarily file this Form 8-K to reflect the corrections to such prior year financial information at this time. Accordingly, TDS is filing this Form 8-K to revise its Consolidated Statement of Operations, Statement of Changes in Equity, Statement of Cash Flows and Statement of Comprehensive Income for the years ended December 31, 2010, 2009 and 2008, and the Consolidated Balance Sheet as of December 31, 2010 and 2009 for these immaterial amounts. The Consolidated Statement of Changes in Equity at December 31, 2007 was revised to reflect the cumulative effect of these adjustments which resulted in a decrease to Retained earnings of  $1.6 million.

The following tables provide information regarding the impact of these revisions on selected consolidated financial data:

Year Ended or at December 31, 2010	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$761,748	$(6,099)	$755,649
Total operating expenses	4,696,837	(6,099)	4,690,738
Operating income	289,992	6,099	296,091
Income tax expense	92,283	2,905	95,188
Net income	188,982	1,604	190,586
Net income attributable to noncontrolling interests,
net of tax	(45,126)	(611)	(45,737)
Net income attributable to TDS shareholders	143,856	993	144,849
Net income available to common	143,806	993	144,799
Basic earnings per share attributable
to TDS shareholders	1.37	0.01	1.38
Diluted earnings per share attributable
to TDS shareholders	1.36	0.01	1.37
Property, plant and equipment, net	3,558,334	(40,550)	3,517,784
Total assets	7,762,519	(39,951)	7,722,568
Net deferred income tax liability	585,468	3,624	589,092
Other deferred liabilities and credits	404,892	(50,094)	354,798
Retained earnings	2,446,626	3,973	2,450,599

Year Ended or at December 31, 2009	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$748,826	$(4,579)	$744,247
Total operating expenses	4,616,678	(4,579)	4,612,099
Operating income	403,265	4,579	407,844
Income tax expense	133,800	1,739	135,539
Net income	247,109	2,840	249,949
Net income attributable to noncontrolling interests,
net of tax	(58,144)	(458)	(58,602)
Net income attributable to TDS shareholders	188,965	2,382	191,347
Net income available to common	188,914	2,382	191,296
Basic earnings per share attributable
to TDS shareholders	1.73	0.02	1.75
Diluted earnings per share attributable
to TDS shareholders	1.72	0.02	1.74
Property, plant and equipment, net	3,507,845	(40,478)	3,467,367
Total assets	7,612,313	(40,478)	7,571,835
Net deferred income tax liability	517,762	1,307	519,069
Other deferred liabilities and credits	373,862	(43,923)	329,939
Retained earnings	2,358,580	2,980	2,361,560

Year Ended or at December 31, 2008	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$749,967	$(4,172)	$745,795
Total operating expenses	4,962,641	(4,172)	4,958,469
Operating income	128,747	4,172	132,919
Income tax expense	34,299	1,584	35,883
Net income	117,895	2,588	120,483
Net income attributable to noncontrolling interests,
net of tax	(29,399)	(418)	(29,817)
Net income attributable to TDS shareholders	88,496	2,170	90,666
Net income available to common	88,444	2,170	90,614
Basic earnings per share attributable
to TDS shareholders	0.76	0.02	0.78
Diluted earnings per share attributable
to TDS shareholders	0.76	0.02	0.78
Property, plant and equipment, net	3,568,773	(33,120)	3,535,653
Total assets	7,665,851	(33,120)	7,632,731
Net deferred income tax liability	464,980	(432)	464,548
Other deferred liabilities and credits	369,650	(31,986)	337,664
Retained earnings	2,221,469	598	2,222,067

  In Annual Report on Form 10-K for the year ended December 31, 2010, filed on February 25, 2011.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Significant Accounting Policies)	12 Months Ended
Dec. 31, 2010
General Policies Abstract
Nature Of Operations

Telephone and Data Systems, Inc. (“TDS”) is a diversified telecommunications company providing high-quality telecommunications services in 36 states to approximately 6.1 million wireless customers and 1.1 million wireline equivalent access lines at December 31, 2010. TDS conducts substantially all of its wireless operations through its 83% owned subsidiary, United States Cellular Corporation (“U.S. Cellular”), and provides wireline services through its incumbent local exchange carrier (“ILEC”) and competitive local exchange carrier (“CLEC”) operations under its wholly owned subsidiary, TDS Telecommunications Corporation (“TDS Telecom”). TDS conducts printing and distribution services through its majority-owned subsidiary, Suttle-Straus, Inc. (“Suttle-Straus”), which represents a small portion of TDS' operations.

TDS has three reportable segments: (i) U.S. Cellular's wireless operations; (ii) TDS Telecom's ILEC wireline operations and (iii) TDS Telecom's CLEC wireline operations. TDS does not have any foreign operations. See Note 17—Business Segment Information, for summary financial information on each business segment.

Principles of Consolidation

The accounting policies of TDS conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of TDS, its majority-owned subsidiaries, general partnerships in which it has a majority partnership interest and variable interest entities (“VIEs”) in which TDS is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model.  Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change TDS' consolidated reporting entities.

Effective January 1, 2009, TDS adopted new required provisions under GAAP related to the accounting and reporting for noncontrolling interests.

Pursuant to this adoption, the following provisions were applied prospectively effective January 1, 2009:

  All earnings and losses of a subsidiary are attributed to the parent and the noncontrolling interest, even if the losses attributable to the noncontrolling interest result in a deficit noncontrolling interest balance. Previously, any losses exceeding the noncontrolling interest's investment in the subsidiary were attributed to the parent. This change did not have a significant impact on TDS' financial statements in 2010 or 2009.

  Once control of a subsidiary is obtained, changes in ownership interests in that subsidiary that do not result in a loss of control are accounted for as equity transactions. Previously, decreases in ownership interest in a subsidiary were accounted for as equity transactions, while increases in ownership interests in a subsidiary were accounted for as step acquisitions. Therefore, U.S. Cellular's repurchases of U.S. Cellular Common Shares in 2010 and 2009 were accounted for as equity transactions in TDS' financial statements, whereby the difference between the fair value of the consideration paid and the related carrying value of the noncontrolling interests was recorded as Capital in excess of par value in TDS' Consolidated Balance Sheet. Previously, these transactions had been recorded as step acquisitions in TDS' financial statements.

All material intercompany accounts and transactions have been eliminated.

Reclassifications	Certain prior year amounts have been reclassified to conform to the 2010 financial statement presentation. These reclassifications did not affect consolidated net income attributable to TDS shareholders, cash flows, assets, liabilities or equity for the years presented.
Business Combinations	Effective January 1, 2009, TDS adopted new required provisions under GAAP related to accounting for business combinations. Although the revised provisions still require that all business combinations are to be accounted for at fair value in accordance with the acquisition method, they require TDS to revise its application of the acquisition method in a number of significant aspects. Specifically, the new provisions require that transaction costs are to be expensed and that the acquirer must recognize 100% of the acquiree's assets and liabilities rather than a proportional share, for acquisitions of less than 100% of a business. In addition, the revised provisions eliminate the step acquisition model and provide that all business combinations, whether full, partial or step acquisitions, will result in all assets and liabilities of an acquired business being recorded at their fair values at the acquisition date. During 2008, TDS applied the provisions of GAAP related to business combinations in effect during that period. Similar to the revised provisions, the previous provisions required the application of the acquisition method whereby business combinations were to be accounted for at fair value. However the previous provisions were different in a number of respects, including (but not limited to) the requirement that all direct and incremental costs relating to an acquisition be included in the acquisition costs, and the requirement that the acquirer only recognize its proportional share of the fair value of assets and liabilities acquired in a partial business acquisition.
Use of Estimates	The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for goodwill and indefinite-lived intangible assets, depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.
Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.

Outstanding checks totaled  $26.5 million and  $26.1 million at December 31, 2010 and 2009, respectively, and are classified as Accounts payable in the Consolidated Balance Sheet.

Short-Term and Long-Term Investments	As of December 31, 2010 and 2009, TDS had $402.9 million and $113.3 million in Short-term investments and $102.2 million and $0 in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, TDS’ objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 3—Fair Value Measurements in the Notes to Consolidated Financial Statements for additional details on Short-term and Long-term investments.
Accounts Receivable and Allowance for Doubtful Accounts	U.S. Cellular’s accounts receivable primarily consist of amounts owed by customers pursuant to service contracts and for equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular’s wireless systems. TDS Telecom’s accounts receivable primarily consist of amounts owed by customers for services provided, by connecting companies for carrying interstate and intrastate long-distance traffic on its network, and by interstate and intrastate revenue pools that distribute access charges.
Accounts Receivable and Allowance for Doubtful Accounts	The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. TDS does not have any off-balance sheet credit exposure related to its customers. The changes in the allowance for doubtful accounts during the years ended December 31, 2010, 2009 and 2008 were as follows:
Accounts Receivable and Allowance for Doubtful Accounts
Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Beginning Balance	$37,623	$19,202	$21,929
Additions, net of recoveries	83,098	115,989	83,004
Deductions	(85,714)	(97,568)	(85,731)
Ending Balance	$35,007	$37,623	$19,202

Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value. TDS Telecom's materials and supplies are stated at average cost.

Fair Value Measurements	Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable. In addition, on January 1, 2008, TDS elected provisions under GAAP that permit companies to choose to measure various financial instruments and certain other items at fair value. At the date the option is elected, entities are required to record a cumulative-effect adjustment to beginning retained earnings. In subsequent periods, for those instruments in which the fair value option is elected, unrealized gains and losses are recorded in the Consolidated Statement of Operations. On January 1, 2008, TDS elected these provisions for its investment in Deutsche Telekom Ordinary Shares, and also for the “collar” portions of the variable prepaid forward contracts (“forward contracts”) related to such Deutsche Telekom Ordinary Shares. TDS elected to do this for these items in order to better align the financial statement presentation of the unrealized gains and losses attributable to these items with their underlying economics. The forward contracts were settled and the Deutsche Telekom Ordinary Shares were disposed of in 2008.
Derivative Financial Instruments	TDS has in the past used derivative financial instruments in the form of forward contracts to reduce risks related to fluctuations in market prices of marketable equity securities. TDS did not hold or issue derivative financial instruments for trading purposes. During 2008, TDS had forward contracts in place with respect to the Deutsche Telekom Ordinary Shares it held, hedging the market price risk with respect to the contracted securities. These forward contracts settled in 2008. The downside market risk was hedged at or above the accounting cost basis of the securities. See Note 3—Fair Value Measurements for more information.
Licenses, Goodwill and Goodwill and Licenses Impairment Assessment	Licenses Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses. Prior to a change in the application of required GAAP in 2009, TDS had also allocated amounts to Licenses in conjunction with step acquisitions related to U.S. Cellular’s repurchase of U.S. Cellular Common Shares. TDS has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization, based on the following factors: Radio spectrum is not a depleting asset. The ability to use radio spectrum is not limited to any one technology. U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service. U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular’s license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted. Goodwill TDS has goodwill as a result of its acquisitions of wireless markets, the acquisition of operating telephone companies and, prior to 2009, step acquisitions related to U.S. Cellular’s repurchase of its common shares. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions. Goodwill and Licenses Impairment Assessment Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference. The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference. Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results. Prior to 2009, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill as of April 1 of each year. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, U.S. Cellular performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. Effective April 1, 2009, U.S. Cellular adopted a new accounting policy whereby its annual impairment review of goodwill and indefinite-lived intangible assets will be performed as of November 1 instead of the second quarter of each year. The change in the annual goodwill and indefinite-lived intangible asset impairment testing date was made to better align the annual impairment test with the timing of U.S. Cellular’s annual strategic planning process, which allows for a better estimate of the future cash flows used in discounted cash flow models to test for impairment. This change in accounting policy did not delay, accelerate or avoid an impairment charge. U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of impairment testing of goodwill in 2010 and 2009, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas. U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its annual impairment testing of licenses as of November 1, 2010 and 2009, U.S. Cellular combined its FCC licenses into eighteen units of accounting. Of these, thirteen of such eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The five units of accounting for which licenses are being utilized are referred to as “built licenses” and the thirteen units of accounting for which licenses are not being utilized are referred to as “unbuilt licenses.” For purposes of impairment testing of goodwill, U.S. Cellular prepares valuations of each of the five reporting units. A discounted cash flow approach was used to value each reporting unit, using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated future cash flows, projected capital expenditures and the terminal growth rate. In 2009, U.S. Cellular changed its method of estimating the fair value of built licenses for purposes of impairment testing from the multiple period excess cash flow method (“MPECF method”) to the build-out method. U.S. Cellular elected to make this change as the build-out method is a more widely used and accepted valuation method in estimating the fair value of licenses for purposes of impairment testing in the wireless industry. U.S. Cellular does not believe the build-out method yields a significantly different estimate of the fair value of licenses than the MPECF method. The MPECF method estimated the fair value of the units of accounting by measuring the future cash flows of the license groups, reduced by charges for contributory assets such as working capital, trademarks, existing subscribers, fixed assets and assembled workforce to arrive at the economic margin. A contributory asset charge for goodwill was subtracted from the economic margin to arrive at the after-tax excess cash flows applicable to the licenses. The build-out method estimates the value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assumes that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company’s wireless network, infrastructure, workforce and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value. For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period. As a result of updated guidance promulgated by the FASB effective January 1, 2009, TDS did not record any amounts to licenses and goodwill as a result of U.S. Cellular’s purchases of U.S. Cellular Common Shares as step acquisitions using purchase accounting after 2008. Prior to January 1, 2009, TDS had recorded amounts as licenses and goodwill as a result of accounting for U.S. Cellular's purchases of U.S. Cellular Common Shares as step acquisitions using purchase accounting. TDS' ownership percentage of U.S. Cellular increased upon these U.S. Cellular share repurchases. The purchase price in excess of the fair value of the net assets acquired was allocated principally to licenses and goodwill. For impairment testing purposes, the additional TDS licenses and goodwill amounts are allocated to the same reporting units and units of accounting used by U.S. Cellular. Consequently, U.S. Cellular's license and goodwill balances reported on a stand-alone basis do not match the TDS consolidated licenses and goodwill balances for U.S. Cellular, and impairment losses recognized by TDS related to U.S. Cellular licenses and goodwill may exceed those recognized by U.S. Cellular. TDS Telecom has recorded goodwill as a result of the acquisition of operating telephone companies and other service businesses and has assigned this goodwill to its ILEC reporting unit. For the purposes of impairment testing, the publicly-traded guideline company method and the recent transaction method were utilized. The publicly-traded guideline company method develops an indication of value by calculating market pricing multiples for selected publicly-traded companies. The recent transaction method calculates market pricing multiples based upon recent actual acquisitions of similar businesses. In both methods, the developed multiples are applied to the appropriate financial measure of TDS Telecom's ILEC reporting unit to determine the reporting unit's fair value.
Investments in Unconsolidated Entities	Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest. TDS follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which TDS’ ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies, and for investments for which TDS does not have the ability to exercise significant influence. For its equity method investments for which financial information is readily available, TDS records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, TDS records its equity in the earnings of the entity on a one quarter lag basis.
Property, Plant and Equipment

Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to Cost of services and products or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to Loss on asset disposals, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation	TDS provides for depreciation using the straight-line method over the estimated useful life of the assets. TDS depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular and TDS Telecom did not materially change the useful lives of their property, plant and equipment in 2010, 2009 or 2008.
Impairment of Long-lived Assets

TDS reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2010 and 2009, U.S. Cellular had accrued  $71.3 million and  $55.2 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges primarily represent legal and other charges related to various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2010 and 2009 are shown net of accumulated amortization of  $26.0 million and  $23.0 million, respectively.

Asset Retirement Obligations	TDS accounts for asset retirement obligations by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, TDS records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.
Treasury Shares	Common Shares and Special Common Shares repurchased by TDS are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of TDS’ stock-based compensation programs. When treasury shares are reissued, TDS determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Capital in excess of par value or Retained earnings.
Revenue Recognition

U.S. Cellular

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular is required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. U.S. Cellular made this election due to certain new service offerings (Belief Plans) with multiple elements that were introduced in the fourth quarter of 2010. These new service offerings may include a combination of the following elements which are considered separate units of accounting under ASU 2009-13: wireless service (voice, messaging and data), wireless devices, phone replacement of such wireless handsets, and loyalty reward points that may be redeemed by customers for wireless products and services in future periods. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its new service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is deferred and recognized at the time the customer redeems loyalty reward points. U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. As such, 100% of the value of the loyalty reward points is deferred until redeemed.

The introduction of these new service offerings in conjunction with the adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2010,  $7.1 million of revenue was deferred related to loyalty reward points outstanding as of this date. This amount was recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

TDS Telecom

Revenue from wireline operations consist primarily of charges for:

  The provision of local telephone exchange service;
  Compensation for carrying interstate and intrastate long-distance voice and data traffic on TDS Telecom's local telephone networks, including compensation from Universal Service Funds;
  Leasing, selling, installing and maintaining customer premise equipment;
  Providing broadband services;
  Providing hosted voice over internet protocol (“VoIP”) solutions and other hosted services to business;
  Reselling long-distance services;
  Providing Hosted and Managed services; and
  Selling digital broadcast satellite service.

Revenues are recognized as services are rendered. Activation fees charged are deferred and recognized over the average customer's service period.

TDS Telecom offers some products and services that are provided by third-party vendors, primarily satellite television service. TDS records satellite television service revenue on a net basis.

TDS Telecom offers discounts and incentives to customers who receive certain groupings of products and services (bundled arrangements).  These discounts are recognized concurrently with the associated revenue and are allocated to the various products and services in the bundled offering based on their relative selling prices.

Discounts and cash incentives offered by TDS Telecom that are given directly to customers are recorded in the financial statements as a reduction of Operating revenues.

TDS Telecom's ILECs participate in revenue pools with other telephone companies for interstate revenue and for certain intrastate revenue. Such pools are funded by long distance revenue and/or access charges within state jurisdictions and by access charges in the interstate market. Revenues earned through the various pooling processes are recorded based on estimates following the National Exchange Carrier Association's rules as approved by the FCC.

Amounts Collected from Customers and Remitted to Governmental Authorities	TDS records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and TDS merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon TDS, then amounts collected from customers as recovery of the tax are recorded in Operating revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $154.0 million, $124.3 million and $156.5 million for 2010, 2009 and 2008, respectively.
Advertising Costs	TDS expenses advertising costs as incurred. Advertising costs totaled $273.0 million, $265.2 million and $286.2 million in 2010, 2009 and 2008, respectively.
Income Taxes

TDS files a consolidated federal income tax return. Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. TDS evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation	TDS has established long-term incentive plans, employee stock purchase plans, dividend reinvestment plans, and a non-employee director compensation plan which are described more fully in Note 16—Stock-based Compensation. These plans are considered compensatory plans; therefore, recognition of compensation costs for grants made under these plans is required. The dividend reinvestment plan of TDS is not considered a compensatory plan, therefore recognition of compensation costs for grants made under this plan is not required. TDS values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that are ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. TDS believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of TDS’ common stock over a period commensurate with the expected life. The dividend yield assumption is equal to the dividends declared in the most recent year as a percentage of the share price on the date of grant. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options. Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).
Operating Leases

TDS is a party to various lease agreements for office space, retail sites, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. TDS accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements	In October 2009, the FASB issued Accounting Standards Update No. 2009-14, Certain Revenue Arrangements that include Software Elements (“ASU 2009-14”). ASU 2009-14 amends accounting and reporting guidance for revenue arrangements involving both tangible products and software that is “more than incidental to the tangible product as a whole.” ASU 2009-14 is effective for TDS on January 1, 2011. TDS does not anticipate that this pronouncement will have a significant impact on its financial position or results of operations.
Variable Interest Entities	From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services. U.S. Cellular, TDS’ subsidiary, participated in spectrum auctions indirectly through its interests in Aquinas Wireless L.P. (“Aquinas Wireless”), King Street Wireless L.P. (“King Street Wireless”), Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid. Consolidated VIEs As of December 31, 2010, TDS consolidates the following VIEs under GAAP: Aquinas Wireless; King Street Wireless and King Street Wireless, Inc., the general partner of King Street Wireless; Barat Wireless and Barat Wireless, Inc., the general partner of Barat Wireless; and Carroll Wireless and Carroll PCS, Inc., the general partner of Carroll Wireless. TDS holds a variable interest in the entities listed above. It has made capital contributions and/or advances to these entities. The power to direct the activities of the VIEs that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a TDS subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, TDS has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that TDS is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

Income Taxes (Table)	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income tax expense
Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Current
Federal	$24,329	$92,303	$445,756
State	(5,532)	7,222	18,041
Foreign	—	—	1,633
Deferred
Federal	67,466	28,451	(386,769)
State	8,925	7,563	(42,778)
	$95,188	$135,539	$35,883

Income tax reconciliation
Year Ended December 31,	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$100.0	35.0%	$134.9	35.0%	$54.7	35.0%
State income taxes, net of federal benefit (1)	2.7	1.0	5.8	1.5	(9.9)	(6.4)
Effect of noncontrolling interests	(4.0)	(1.4)	(4.0)	(1.0)	(5.1)	(3.3)
Effect of gains (losses) on investments, sales of assets and impairment of assets	—	—	—	—	(3.8)	(2.4)
Other differences, net	(3.5)	(1.3)	(1.2)	(0.3)	—	—
Total income tax expense and rate	$95.2	33.3%	$135.5	35.2%	$35.9	22.9%

  State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.

Temporary income tax differences
Year Ended December 31,	2010	2009
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$80,109	$73,894
Stock-based compensation	40,777	34,587
Other	63,016	57,162
	183,902	165,643
Less valuation allowance	(69,579)	(62,856)
Total noncurrent deferred tax assets	114,323	102,787
Noncurrent deferred tax liabilities
Property, plant and equipment	426,305	381,265
Partnership investments	74,634	63,719
Licenses	194,943	168,845
Other	7,533	8,027
Total noncurrent deferred tax liabilities	703,415	621,856
Net noncurrent deferred income tax liability	$589,092	$519,069

Income tax unrecognized benefits summary
	2010	2009	2008
(Dollars in thousands)
Balance at January 1,	$45,034	$39,234	$42,129
Additions for tax positions of current year	5,271	5,349	6,687
Additions for tax positions of prior years	179	4,362	4,701
Reductions for tax positions of prior years	(3,517)	(3,855)	(11,237)
Reductions for settlements of tax positions	(12,549)	—	(2,884)
Reductions for lapses in statutes of limitations	(416)	(56)	(162)
Balance at December 31,	$34,002	$45,034	$39,234

Earnings Per Share (Table)	12 Months Ended
Dec. 31, 2010
Earnings per share
Earnings per share
Year Ended December 31,	2010	2009	2008
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders
Net income available to common shareholders
of TDS used in basic earnings per share	$144,799	$191,296	$90,614

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(512)	(442)	(100)
Preferred dividend adjustment (2)	49	49	—
Net income available to common shareholders of TDS
used in diluted earnings per share	$144,336	$190,903	$90,514

Weighted average number of shares used in
basic earnings per share
Common Shares	49,885	51,168	53,028
Special Common Shares	48,723	51,698	56,339
Series A Common Shares	6,503	6,473	6,450
Total	105,111	109,339	115,817

Effects of dilutive securities:
Stock options	149	50	335
Restricted stock units	198	144	103
Preferred shares	48	44	—
Weighted average number of shares used in
diluted earnings per share	105,506	109,577	116,255

Basic earnings per share attributable to TDS shareholders	$1.38	$1.75	$0.78

Diluted earnings per share attributable to TDS shareholders	$1.37	$1.74	$0.78

(1)       The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.

(2)       The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Summary of antidilutive shares
Summary of antidilutive shares
(Shares in thousands)	2010	2009	2008

Stock options
Common Shares	559	813	336
Special Common Shares	3,849	4,238	1,830

Restricted stock units
Special Common Shares	88	108	52

Convertible preferred shares
Common Shares	—	—	49

Acquisitions Divestitures and Exchanges (Table)	12 Months Ended
Dec. 31, 2010
Business Acquisition Purchase Price Allocation Abstract
Acquisitions, Divestitures and Exchanges
		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Intangible assets subject to amortization	Net tangible assets (liabilities)
(Dollars in thousands)
2010
U.S. Cellular
Licenses	$17,101	$—	$17,101	$—	$—

TDS Telecom ILEC
Businesses (3)	65,709	15,156	—	14,832	35,721
Total	$82,810	$15,156	$17,101	$14,832	$35,721

2009
U.S. Cellular
Licenses	$15,750	$—	$15,750	$—	$—

TDS Telecom ILEC
Businesses	10,855	289	—	3,610	6,956
Other	14	14	—	—	—
Total	$26,619	$303	$15,750	$3,610	$6,956

2008
U.S. Cellular
FCC Auction 73 licenses (4)	$300,479	$—	$300,479	$—	$—
Other licenses	32,340	—	32,340	—	—
Businesses	9,152	2,963	4,803	1,045	341

TDS Telecom ILEC
Businesses	61,199	22,206	—	14,299	24,694
Other	121	121	—	—	—
Total	$403,291	$25,290	$337,622	$15,344	$25,035

(1)       Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)         $9.8 million and  $1.6 million of the goodwill was amortizable for income tax purposes in 2010 and 2008, respectively. No transactions resulted in amortizable goodwill for income tax purposes in 2009.

(3)       TDS executed two separate business acquisitions in 2010. Both businesses are managed services companies that provide colocation, dedicated hosting, Internet and virtual computing services to small and medium-sized companies. These businesses are included in TDS Telecom's ILEC segment.

(4)        King Street Wireless L.P., an entity in which a subsidiary of U.S. Cellular is a limited partner, made these payments. U.S. Cellular loaned these funds to the partnership and the general partner and made direct capital investments to fund the auction payment.

Licenses and Goodwill (Table)	12 Months Ended
Dec. 31, 2010
Licenses
Licenses
Licenses

	U.S.	TDS
	Cellular (1)	Telecom - CLEC	Total
(Dollars in thousands)

Balance December 31, 2009	$1,440,225	$2,800	$1,443,025
Acquisitions	17,101	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$1,460,126

Balance December 31, 2008	$1,438,640	$2,800	$1,441,440
Acquisitions	15,750	—	15,750
Impairment	(14,000)	—	(14,000)
Other	(165)	—	(165)
Balance December 31, 2009	$1,440,225	$2,800	$1,443,025

(1)       Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

Goodwill
Goodwill
Goodwill

	U.S.	TDS
	Cellular (1)	Telecom (2)	Other (3)	Total
(Dollars in thousands)

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (4)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

Assigned value at time of acquisition	$616,764	$449,853	$3,802	$1,070,419
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2008	282,864	420,413	3,802	707,079
Acquisitions	—	303	—	303
Other	458	—	—	458
Balance December 31, 2009	$283,322	$420,716	$3,802	$707,840

(1)       Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

(2)       The entire goodwill balance of  $29.4 million at the TDS Telecom CLEC business segment was impaired in 2004. The remaining goodwill balance at TDS Telecom is attributed to the ILEC business segment.

(3)       Other consists of “Non-reportable segment” and Corporate investments.

(4)       Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

Commitments and Contingencies (Table)	12 Months Ended
Dec. 31, 2010
Lease Commitments [Abstract]
Lease commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2011	$155,601	$33,813	$823
2012	133,208	28,723	662
2013	112,403	22,100	560
2014	87,172	16,170	568
2015	65,421	7,237	576
Thereafter	685,942	634	5,811
Total	$1,239,747	$108,677	9,000
Less: Interest expense			(4,223)
Present value of minimum lease payments			4,777
Less: Current portion of obligations under capital leases			(377)
Long-term portion of obligations under capital leases			$4,400

Business Segment (Table)	12 Months Ended
Dec. 31, 2010
Segment Reporting Measurement Disclosures Abstract
Business Segment Information
Year Ended or at December 31, 2010
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,177,681	$617,394	$187,984	$(9,536)	$795,842	$40,167	$(26,861)	$4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,597,912	196,298	96,934	(8,848)	284,384	31,019	(1,761)	1,911,554
Selling, general and administrative expense	1,796,624	173,020	64,107	(688)	236,439	6,307	(27,598)	2,011,772
Adjusted OIBDA (3)	783,145	248,076	26,943	―	275,019	2,841	2,498	1,063,503
Depreciation, amortization and accretion expense	570,955	149,375	24,679	―	174,054	1,888	8,752	755,649
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals, net	10,717	769	362	―	1,131	(76)	(9)	11,763
Operating income (loss)	201,473	97,932	1,902	―	99,834	1,029	(6,245)	296,091
Significant non-operating items:
Equity in earnings of unconsolidated entities	97,318	13	―	―	13	―	743	98,074
Investments in unconsolidated entities	160,847	3,806	―	―	3,806	―	33,269	197,922
Total assets	5,893,060	1,478,085	123,762	―	1,601,847	22,709	204,952	7,722,568
Capital expenditures	$583,134	$137,002	$20,303	$ ―	$157,305	$1,029	$13,564	$755,032

Year Ended or at December 31, 2009
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,213,880	$599,527	$199,375	$(9,050)	$789,852	$46,714	$(30,503)	$5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,545,847	194,030	104,057	(7,979)	290,108	36,573	(1,865)	1,870,663
Selling, general and administrative expense	1,747,404	170,505	67,108	(1,071)	236,542	7,126	(26,641)	1,964,431
Adjusted OIBDA (3)	920,629	234,992	28,210	―	263,202	3,015	(1,997)	1,184,849
Depreciation, amortization and accretion expense	564,935	142,913	24,403	―	167,316	2,542	9,454	744,247
Loss on impairment of intangible assets	14,000	―	―	―	―	―	―	14,000
Loss on asset disposals, net	16,169	1,949	452	―	2,401	100	88	18,758
Operating income (loss)	325,525	90,130	3,355	―	93,485	373	(11,539)	407,844
Significant non-operating items:
Equity in earnings of unconsolidated entities	96,800	17	―	―	17	―	(6,085)	90,732
Investments in unconsolidated entities	161,481	3,660	―	―	3,660	―	38,658	203,799
Total assets	5,708,268	1,463,275	125,508	―	1,588,783	24,372	250,412	7,571,835
Capital expenditures	$546,758	$98,297	$22,240	$ ―	$120,537	$346	$3,524	$671,165

Year Ended or at December 31, 2008
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,242,554	$611,034	$220,002	$(6,754)	$824,282	$53,170	$(28,618)	$5,091,388
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,526,472	184,285	109,457	(5,853)	287,889	40,381	(2,047)	1,852,695
Selling, general and administrative expense	1,706,585	167,035	69,099	(901)	235,233	9,251	(23,797)	1,927,272
Adjusted OIBDA (3)	1,009,497	259,714	41,446	―	301,160	3,538	(2,774)	1,311,421
Depreciation, amortization and accretion expense	572,649	134,935	23,431	―	158,366	2,909	11,871	745,795
Loss on impairment of intangible assets	386,653	―	―	―	―	―	27,723	414,376
Loss on asset disposals, net	17,413	466	391	―	857	―	61	18,331
Operating income (loss)	32,782	124,313	17,624	―	141,937	629	(42,429)	132,919
Significant non-operating items:
Equity in earnings of unconsolidated entities	91,981	22	―	―	22	―	(2,191)	89,812
Gain (loss) on investments and financial instruments	16,628	17,758	―	―	17,758	―	(2,791)	31,595
Investments in unconsolidated entities	156,637	6,517	―	―	6,517	―	42,614	205,768
Total assets	5,551,082	1,397,414	127,673	―	1,525,087	26,733	529,829	7,632,731
Capital expenditures	$585,590	$120,927	$19,832	―	140,759	$1,362	$7,212	$734,923

(1)       Represents Suttle-Straus.

(2)       Consists of corporate operations, intercompany eliminations between U.S. Cellular, TDS Telecom, Suttle-Straus and corporate operations.

(3)        Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.

Income Taxes (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense Benefit Abstract
Current federal income tax expense	$ 24,329	$ 92,303	$ 445,756
Current state income tax expense	(5,532)	7,222	18,041
Current foreign income tax expense			1,633
Deferred federal income tax expense	67,466	28,451	(386,769)
Deferred state income tax expense	8,925	7,563	(42,778)
Total income tax expense	$ 95,188	$ 135,539	$ 35,883

Income Taxes 1 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Prepaid federal income taxes	$ 56,100,000
Prepaid state income taxes	8,900,000	3,700,000
Prepaid income taxes	64,985,000	3,718,000
Accrued federal income taxes		$ 4,800,000

Income Taxes 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income tax expense reconciliation
Statutory federal income tax expense	$ 100,000,000		$ 134,900,000		$ 54,700,000
Effect of state income tax, net of federal benefit	2,700,000	[1]	5,800,000	[1]	(9,900,000)	[1]
Effect of noncontrolling interests	(4,000,000)		(4,000,000)		(5,100,000)
Effect of gains (losses) on investments, sales of assets and impairment of assets					(3,800,000)
Other differences, net	(3,500,000)		(1,200,000)
Total income tax expense	$ 95,188,000		$ 135,539,000		$ 35,883,000

[1]	State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.

Income Taxes 3 (Details)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit, on income tax rate	1.00%	[1]	1.50%	[1]	(6.40%)	[1]
Effect of noncontrolling interests on income tax rate	(1.40%)		(1.00%)		(3.30%)
Effect of gains (losses) on investments, sales of assets and impairment of assets on income tax rate					(2.40%)
Other differences effect on income tax rate	(1.30%)		(0.30%)
Total income tax rate	33.30%		35.20%		22.90%

[1]	State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.

Income Taxes 4 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 37,079	$ 29,874
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	80,109	73,894
Stock-based compensation	40,777	34,587
Other	63,016	57,162
Gross	183,902	165,643
Less valuation allowance	(69,579)	(62,856)
Total noncurrent deferred income tax assets	114,323	102,787
Noncurrent deferred income tax liabilities
Property, plant and equipment	426,305	381,265
Partnership investments	74,634	63,719
Licenses	194,943	168,845
Other	7,533	8,027
Total noncurrent deferred income tax liabilities	703,415	621,856
Net noncurrent deferred income tax liability	$ 589,092	$ 519,069

Income Taxes 5 (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	1,378,700,000
Deferred tax asset for State NOL carryforwards	74,200,000
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	5,900,000
Internal Revenue Service IRS Member
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2011 and 2030
State And Local Jurisdiction Member
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2011 and 2030

Income Taxes 6 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Abstract]
Unrecognized tax benefits	$ 34,002,000	$ 45,034,000	$ 39,234,000	$ 42,129,000
Effect of unrecognized tax benefit on income tax expense	$ 22,200,000	$ 27,700,000

Income Taxes 7 (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of unrecognized income tax benefits
Unrecognized tax benefits, beginning balance	$ 45,034	$ 39,234	$ 42,129
Additions for tax positions of current year	5,271	5,349	6,687
Additions for tax positions of prior years	179	4,362	4,701
Reduction for tax positions of prior years	(3,517)	(3,855)	(11,237)
Reductions for settlements of tax positions	(12,549)		(2,884)
Reductions for lapses in statutes of limitations	(416)	(56)	(162)
Unrecognized tax benefits, ending balance	$ 34,002	$ 45,034	$ 39,234

Income Taxes 8 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 7,000,000
Accrued interest and penalties related to unrecognized income tax benefits	1,800,000	2,900,000	4,500,000
Net accrued interest and penalties, total	$ 18,200,000	$ 16,800,000
IRS deposit	TDS and its subsidiaries file federal and state income tax returns. In conjunction with an Internal Revenue Service (“IRS”) audit of the TDS consolidated group’s federal income tax returns for the tax years 2002 through 2005, TDS made a $38 million deposit with the IRS in 2009 related to an initial proposed assessment made by the IRS related to a specific tax position. The purpose of the deposit was to eliminate any potential interest expense subsequent to the deposit. The IRS subsequently conceded the specific tax position, and after closure of the IRS audit for the tax years 2002 through 2005, the IRS returned this $38 million deposit to TDS in 2010.
Open Tax Years By Major Tax Jurisdiction	after 2007

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings per share
Net income attributable to common shareholders of TDS used in basic earnings per share	$ 144,799		$ 191,296		$ 90,614
Adjustments to compute diluted earnings
Noncontrolling interest adjustment	(512)	[1]	(442)	[1]	(100)	[1]
Preferred dividend adjustment	49	[2]	49	[2]
Net income attributable to common shareholders of TDS used in diluted earnings per share	$ 144,336		$ 190,903		$ 90,514
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	105,111		109,339		115,817
Effects of dilutive securities:
Stock options	149		50		335
Restricted stock units	198		144		103
Preferred shares	48		44
Weighted average number of shares used in diluted earnings per share	105,506		109,577		116,255
Basic earnings per share attributable to TDS shareholders	$ 1.38		$ 1.75		$ 0.78
Diluted earnings per share attributable to TDS shareholders	$ 1.37		$ 1.74		$ 0.78
Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	49,885		51,168		53,028
Common Shares | Stock Options Member
Effects of dilutive securities:
Antidilutive shares	559		813		336
Common Shares | Nonredeemable Convertible Preferred Stock Member
Effects of dilutive securities:
Antidilutive shares					49
Special Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	48,723		51,698		56,339
Special Common Shares | Stock Options Member
Effects of dilutive securities:
Antidilutive shares	3,849		4,238		1,830
Special Common Shares | Restricted Stock Member
Effects of dilutive securities:
Antidilutive shares	88		108		52
Series A Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	6,503		6,473		6,450

[1]	The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.
[2]	The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Acquisitions, Divestitures and Exchanges (Details) (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Business Acquisition [Line Items]
Goodwill	$ 15,156	[1]	$ 303	[1]	$ 25,290	[1]
Licenses	17,101		15,750		337,622
Intangible assets subject to amortization	14,832		3,610		15,344
Net tangible assets (liabilities)	35,721		6,956		25,035
Purchase Price	82,810	[2]	26,619	[2]	403,291	[2]
US Cellular Segment Member | FCC Auction 73 Licenses [Member]
Business Acquisition [Line Items]
Licenses					300,479	[3]
Purchase Price					300,479	[2],[3]
US Cellular Segment Member | Licenses [Member]
Business Acquisition [Line Items]
Licenses	17,101		15,750
Purchase Price	17,101	[2]	15,750	[2]
US Cellular Segment Member | Other Licenses [Member]
Business Acquisition [Line Items]
Licenses					32,340
Purchase Price					32,340	[2]
US Cellular Segment Member | Businesses [Member]
Business Acquisition [Line Items]
Goodwill					2,963	[1]
Licenses					4,803
Intangible assets subject to amortization					1,045
Net tangible assets (liabilities)					341
Purchase Price					9,152	[2]
TDS Telecom ILEC Segment Member | Businesses [Member]
Business Acquisition [Line Items]
Goodwill	15,156	[1],[4]	289	[1]	22,206	[1]
Intangible assets subject to amortization	14,832	[4]	3,610		14,299
Net tangible assets (liabilities)	35,721	[4]	6,956		24,694
Purchase Price	65,709	[2],[4]	10,855	[2]	61,199	[2]
TDS Telecom ILEC Segment Member | Other Acquisition [Member]
Business Acquisition [Line Items]
Goodwill			14	[1]	121	[1]
Purchase Price			$ 14	[2]	$ 121	[2]

[1]	$9.8 million and $1.6 million of the goodwill was amortizable for income tax purposes in 2010 and 2008, respectively. No transactions resulted in amortizable goodwill for income tax purposes in 2009.
[2]	Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[3]	King Street Wireless L.P., an entity in which a subsidiary of U.S. Cellular is a limited partner, made these payments. U.S. Cellular loaned these funds to the partnership and the general partner and made direct capital investments to fund the auction payment.
[4]	TDS executed two separate business acquisitions in 2010. Both businesses are managed services companies that provide colocation, dedicated hosting, Internet and virtual computing services to small and medium-sized companies. These businesses are included in TDS Telecom's ILEC segment.

Acquisitions, Divestitures and Exchanges 2 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2008
Acquisition [Abstract]
Amortizable goodwill acquired	$ 9,800,000	$ 1,600,000

Licenses and Goodwill (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Licenses
Balance, beginning of period	$ 1,443,025		$ 1,441,440
Acquisitions	17,101		15,750
Impairment			(14,000)		(414,376)
Other			(165)
Balance, end of period	1,460,126		1,443,025		1,441,440
Goodwill
Assigned value at time of acquisition			1,071,180		1,070,419
Accumulated impairment losses in prior periods			(363,340)		(363,340)
Balance, beginning of period	707,840		707,079
Acquisitions	15,156		303
Other	5,459	[1]	458
Balance, end of period	728,455		707,840		707,079
US Cellular Segment Member
Licenses
Balance, beginning of period	1,440,225	[2]	1,438,640	[2]
Acquisitions	17,101	[2]	15,750	[2]
Impairment			(14,000)		(386,653)
Other			(165)	[2]
Balance, end of period	1,457,326	[2]	1,440,225	[2]	1,438,640	[2]
Goodwill
Assigned value at time of acquisition			617,222	[2]	616,764	[2]
Accumulated impairment losses in prior periods			(333,900)	[2]	(333,900)	[2]
Balance, beginning of period	283,322	[2]	282,864	[2]
Other	5,459	[1]	458	[2]
Balance, end of period	288,781	[2]	283,322	[2]	282,864	[2]
TDS Telecom CLEC Segment Member
Licenses
Balance, end of period	2,800		2,800		2,800
TDS Telecom Segment Member
Goodwill
Assigned value at time of acquisition			450,156	[3]	449,853	[3]
Accumulated impairment losses in prior periods			(29,440)	[3]	(29,440)	[3]
Balance, beginning of period	420,716	[3]	420,413	[3]
Acquisitions	15,156	[3]	303	[3]
Balance, end of period	435,872	[3]	420,716	[3]
Non Reportable Segment Member
Goodwill
Assigned value at time of acquisition			3,802	[4]	3,802	[4]
Accumulated impairment losses in prior periods			0	[4]	0	[4]
Balance, end of period	3,802	[4]	3,802	[4]	3,802	[4]
Other Reconciling Items Segment Member
Licenses
Impairment					$ (27,723)	[5]

[1]	Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.
[2]	Prior to January 1, 2009, TDS accounted for U.S. Cellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular’s licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.
[3]	The entire goodwill balance of $29.4 million at the TDS Telecom CLEC business segment was impaired in 2004. The remaining goodwill balance at TDS Telecom is attributed to the ILEC business segment.
[4]	Other consists of “Non-reportable segment” and Corporate investments.
[5]	Consists of corporate operations, intercompany eliminations between U.S. Cellular, TDS Telecom, Suttle-Straus and corporate operations.

Licenses and Goodwill 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Indefinite Lived Intangible Assets Including Goodwill [Abstract]
Loss on impairments of intangible assets - built licenses	$ 14,000,000	$ 357,600,000
Loss on impairments of intangible assets - unbuilt licenses		56,800,000
Loss on impairment of intangible assets	$ 14,000,000	$ 414,376,000

Commitments and Contingencies (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Lease Commitments And Purchase Agreements [Abstract]
Operating leases	TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Capital leases	TDS accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.4 million and $4.4 million, respectively, as of December 31, 2010 and $0.3 million and $4.7 million, respectively, as of December 31, 2009. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.
Short-term capital lease obligation	$ 377	$ 336
Long-term capital lease obligation	$ 4,400	$ 4,712

Commitments and Contingencies 2 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2011	$ 155,601
Operating Leases - Future Minimum Rental Payments 2012	133,208
Operating Leases - Future Minimum Rental Payments 2013	112,403
Operating Leases - Future Minimum Rental Payments 2014	87,172
Operating Leases - Future Minimum Rental Payments 2015	65,421
Operating Leases - Future Minimum Rental Payments After 2015	685,942
Operating Leases - Future Minimum Rental Payments Total	1,239,747
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2011	33,813
Operating Leases - Future Minimum Rental Receipts 2012	28,723
Operating Leases - Future Minimum Rental Receipts 2013	22,100
Operating Leases - Future Minimum Rental Receipts 2014	16,170
Operating Leases - Future Minimum Rental Receipts 2015	7,237
Operating Leases - Future Minimum Rental Receipts After 2015	634
Operating Leases - Future Minimum Rental Receipts Total	108,677
Capital Leases Future Minimum Payments Due Abstract
Capital Leases - Future Minimum Rental Payments 2011	823
Capital Leases - Future Minimum Rental Payments 2012	662
Capital Leases - Future Minimum Rental Payments 2013	560
Capital Leases - Future Minimum Rental Payments 2014	568
Capital Leases - Future Minimum Rental Payments 2015	576
Capital Leases - Future Minimum Rental Payments After 2015	5,811
Capital Leases - Future Minimum Rental Payments Total	9,000
Less: Interest expense	(4,223)
Present value of minimum lease payments	4,777
Less: Current portion of obligations under capital leases	(377)	(336)
Long-term portion of obligations under capital leases	$ 4,400	$ 4,712

Commitments and Contingencies 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Lease Commitments And Purchase Agreements [Abstract]
Noncancellable long-term operating lease rent expense	$ 178,100,000	$ 169,000,000	$ 153,300,000
Cancellable short-term operating lease rent expense	10,900,000	11,500,000	12,700,000
Rental revenue	$ 35,400,000	$ 31,800,000	$ 26,800,000

Commitments and Contingencies 4 (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Billing And Operational Support System Installation [Member]
Purchase commitment agreement description	On August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into agreements to develop a Billing and Operational Support System (“B/OSS”). Amdocs will license to TDS certain customer order and relationship management, revenue management and billing software relating to the B/OSS.
Purchase commitment period	August 2010 to October 2012
Purchase commitment required payments	$ 73,000,000
Purchase commitment required payments made	11,000,000
Billing And Operational Support System Maintenance [Member]
Purchase commitment period	Period of seven years, beginning in 2013
Purchase commitment required payments	$ 35,000,000

Commitments and Contingencies 5 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Loss Contingency Estimate Abstract
Accrual for legal proceedings and unasserted claims	$ 7,800,000	$ 4,900,000

Business Segment (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Business Segment Information
Operating revenues	$ 4,986,829		$ 5,019,943		$ 5,091,388
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,911,554		1,870,663		1,852,695
Selling, general and administrative expense	2,011,772		1,964,431		1,927,272
Adjusted OIBDA	1,063,503	[1]	1,184,849	[1]	1,311,421	[1]
Depreciation, amortization and accretion expense	755,649		744,247		745,795
Loss on impairment of intangible assets			14,000		414,376
(Gain) loss on asset disposals, net	11,763		18,758		18,331
Operating income (loss)	296,091		407,844		132,919
Equity in earnings of unconsolidated entities	98,074		90,732		89,812
Gain on investments and financial instruments					31,595
Investments in unconsolidated entities	197,922		203,799		205,768
Total assets	7,722,568		7,571,835		7,632,731
Capital expenditures	755,032		671,165		734,923
US Cellular Segment Member
Business Segment Information
Operating revenues	4,177,681		4,213,880		4,242,554
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,597,912		1,545,847		1,526,472
Selling, general and administrative expense	1,796,624		1,747,404		1,706,585
Adjusted OIBDA	783,145	[1]	920,629	[1]	1,009,497	[1]
Depreciation, amortization and accretion expense	570,955		564,935		572,649
Loss on impairment of intangible assets			14,000		386,653
(Gain) loss on asset disposals, net	10,717		16,169		17,413
Operating income (loss)	201,473		325,525		32,782
Equity in earnings of unconsolidated entities	97,318		96,800		91,981
Gain on investments and financial instruments					16,628
Investments in unconsolidated entities	160,847		161,481		156,637
Total assets	5,893,060		5,708,268		5,551,082
Capital expenditures	583,134		546,758		585,590
TDS Telecom ILEC Segment Member
Business Segment Information
Operating revenues	617,394		599,527		611,034
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	196,298		194,030		184,285
Selling, general and administrative expense	173,020		170,505		167,035
Adjusted OIBDA	248,076	[1]	234,992	[1]	259,714	[1]
Depreciation, amortization and accretion expense	149,375		142,913		134,935
(Gain) loss on asset disposals, net	769		1,949		466
Operating income (loss)	97,932		90,130		124,313
Equity in earnings of unconsolidated entities	13		17		22
Gain on investments and financial instruments					17,758
Investments in unconsolidated entities	3,806		3,660		6,517
Total assets	1,478,085		1,463,275		1,397,414
Capital expenditures	137,002		98,297		120,927
TDS Telecom CLEC Segment Member
Business Segment Information
Operating revenues	187,984		199,375		220,002
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	96,934		104,057		109,457
Selling, general and administrative expense	64,107		67,108		69,099
Adjusted OIBDA	26,943	[1]	28,210	[1]	41,446	[1]
Depreciation, amortization and accretion expense	24,679		24,403		23,431
(Gain) loss on asset disposals, net	362		452		391
Operating income (loss)	1,902		3,355		17,624
Total assets	123,762		125,508		127,673
Capital expenditures	20,303		22,240		19,832
TDS Telecom ILEC CLEC Eliminations Segment Member
Business Segment Information
Operating revenues	(9,536)		(9,050)		(6,754)
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(8,848)		(7,979)		(5,853)
Selling, general and administrative expense	(688)		(1,071)		(901)
TDS Telecom Segment Member
Business Segment Information
Operating revenues	795,842		789,852		824,282
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	284,384		290,108		287,889
Selling, general and administrative expense	236,439		236,542		235,233
Adjusted OIBDA	275,019	[1]	263,202	[1]	301,160	[1]
Depreciation, amortization and accretion expense	174,054		167,316		158,366
(Gain) loss on asset disposals, net	1,131		2,401		857
Operating income (loss)	99,834		93,485		141,937
Equity in earnings of unconsolidated entities	13		17		22
Gain on investments and financial instruments					17,758
Investments in unconsolidated entities	3,806		3,660		6,517
Total assets	1,601,847		1,588,783		1,525,087
Capital expenditures	157,305		120,537		140,759
Non Reportable Segment Member
Business Segment Information
Operating revenues	40,167	[2]	46,714	[2]	53,170	[2]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	31,019	[2]	36,573	[2]	40,381	[2]
Selling, general and administrative expense	6,307	[2]	7,126	[2]	9,251	[2]
Adjusted OIBDA	2,841	[1],[2]	3,015	[1],[2]	3,538	[1],[2]
Depreciation, amortization and accretion expense	1,888	[2]	2,542	[2]	2,909	[2]
(Gain) loss on asset disposals, net	(76)	[2]	100	[2]
Operating income (loss)	1,029	[2]	373	[2]	629	[2]
Total assets	22,709	[2]	24,372	[2]	26,733	[2]
Capital expenditures	1,029	[2]	346	[2]	1,362	[2]
Other Reconciling Items Segment Member
Business Segment Information
Operating revenues	(26,861)	[3]	(30,503)	[3]	(28,618)	[3]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(1,761)	[3]	(1,865)	[3]	(2,047)	[3]
Selling, general and administrative expense	(27,598)	[3]	(26,641)	[3]	(23,797)	[3]
Adjusted OIBDA	2,498	[1],[3]	(1,997)	[1],[3]	(2,774)	[1],[3]
Depreciation, amortization and accretion expense	8,752	[3]	9,454	[3]	11,871	[3]
Loss on impairment of intangible assets					27,723	[3]
(Gain) loss on asset disposals, net	(9)	[3]	88	[3]	61	[3]
Operating income (loss)	(6,245)	[3]	(11,539)	[3]	(42,429)	[3]
Equity in earnings of unconsolidated entities	743	[3]	(6,085)	[3]	(2,191)	[3]
Gain on investments and financial instruments					(2,791)	[3]
Investments in unconsolidated entities	33,269	[3]	38,658	[3]	42,614	[3]
Total assets	204,952	[3]	250,412	[3]	529,829	[3]
Capital expenditures	$ 13,564	[3]	$ 3,524	[3]	$ 7,212	[3]

[1]	Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.
[2]	Represents Suttle-Straus.
[3]	Consists of corporate operations, intercompany eliminations between U.S. Cellular, TDS Telecom, Suttle-Straus and corporate operations.